UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43240

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2012.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 1.2%
	AH Mortgage Advance Trust, (Cayman Islands),
178,286	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	177,729
282,000	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	282,564
	American Credit Acceptance Receivables Trust,
73,114	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	73,111
80,000	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	79,998
	AmeriCredit Automobile Receivables Trust,
7,753	Series 2010-1, Class A3, 1.660%, 03/17/14	7,766
78,356	Series 2011-3, Class A2, 0.840%, 11/10/14	78,470
100,000	Bank of America Auto Trust, Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	101,560
34,016	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.612%, 04/25/36	26,557
33,240	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	33,386
190,853	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	193,580
	CNH Equipment Trust,
16,306	Series 2010-A, Class A3, 1.540%, 07/15/14	16,346
87,000	Series 2011-A, Class A3, 1.200%, 05/16/16	87,533
80,000	Series 2011-A, Class A4, 2.040%, 10/17/16	82,207
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.802%, 04/25/34	829
120,000	Series 2004-1, Class M1, VAR, 0.992%, 03/25/34	92,539
72,736	Series 2004-1, Class M2, VAR, 1.067%, 03/25/34	62,328
19,129	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.542%, 02/15/34	12,217
11,412	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.790%, 08/15/13	11,446
122,564	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	123,024
90,773	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 07/15/15	91,914
107,756	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.592%, 07/25/34 (e)	103,252
	Long Beach Mortgage Loan Trust,
202,470	Series 2003-4, Class M1, VAR, 1.262%, 08/25/33	147,872
190,000	Series 2004-1, Class M1, VAR, 0.992%, 02/25/34	140,407
107,763	Series 2004-1, Class M2, VAR, 1.067%, 02/25/34	96,448
29,439	Series 2006-WL2, Class 2A3, VAR, 0.442%, 01/25/36	22,033
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.692%, 03/25/35	88,834
155,301	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.867%, 10/25/34	147,349
10,406	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 0.882%, 11/25/33	4,576
201,144	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	201,103
32,831	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	32,896
90,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	91,570

	Total Asset-Backed Securities (Cost $2,906,687)	2,711,444

Collateralized Mortgage Obligations — 41.7%
	Agency CMO — 31.1%
222,048	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	252,211
	Federal Home Loan Mortgage Corp. REMICS,
5,860	Series 11, Class D, 9.500%, 07/15/19	6,256
1,199	Series 1065, Class J, 9.000%, 04/15/21	1,452
128,541	Series 1113, Class J, 8.500%, 06/15/21	143,348
7,560	Series 1250, Class J, 7.000%, 05/15/22	9,016
13,396	Series 1316, Class Z, 8.000%, 06/15/22	15,581
23,538	Series 1324, Class Z, 7.000%, 07/15/22	27,025
102,848	Series 1343, Class LA, 8.000%, 08/15/22	123,229
21,171	Series 1343, Class LB, 7.500%, 08/15/22	25,399
14,577	Series 1394, Class ID, IF, 9.566%, 10/15/22	17,453
13,717	Series 1395, Class G, 6.000%, 10/15/22	15,358
9,987	Series 1505, Class Q, 7.000%, 05/15/23	11,582
18,698	Series 1518, Class G, IF, 8.819%, 05/15/23	21,343

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19,043	Series 1541, Class O, VAR, 1.270%, 07/15/23	19,467
399,959	Series 1577, Class PV, 6.500%, 09/15/23	421,525
369,221	Series 1584, Class L, 6.500%, 09/15/23	416,199
6,979	Series 1596, Class D, 6.500%, 10/15/13	7,199
3,495	Series 1607, Class SA, HB, IF, 20.311%, 10/15/13	3,759
12,060	Series 1609, Class LG, IF, 16.792%, 11/15/23	14,008
382,193	Series 1633, Class Z, 6.500%, 12/15/23	406,410
426,200	Series 1638, Class H, 6.500%, 12/15/23	482,989
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,160
79,249	Series 1694, Class PK, 6.500%, 03/15/24	84,220
13,527	Series 1700, Class GA, PO, 02/15/24	11,842
48,614	Series 1798, Class F, 5.000%, 05/15/23	53,644
103,602	Series 1863, Class Z, 6.500%, 07/15/26	117,042
4,026	Series 1865, Class D, PO, 02/15/24	2,703
35,124	Series 1981, Class Z, 6.000%, 05/15/27	38,748
42,736	Series 1987, Class PE, 7.500%, 09/15/27	50,728
170,106	Series 1999, Class PU, 7.000%, 10/15/27	199,251
2,546	Series 2025, Class PE, 6.300%, 01/15/13	2,583
269,187	Series 2031, Class PG, 7.000%, 02/15/28 (m)	316,735
11,033	Series 2033, Class SN, HB, IF, 25.934%, 03/15/24	6,825
255,526	Series 2035, Class PC, 6.950%, 03/15/28	299,609
18,418	Series 2038, Class PN, IO, 7.000%, 03/15/28	3,072
56,988	Series 2054, Class PV, 7.500%, 05/15/28	67,486
6,881	Series 2055, Class OE, 6.500%, 05/15/13	6,880
289,016	Series 2057, Class PE, 6.750%, 05/15/28	335,190
88,352	Series 2064, Class TE, 7.000%, 06/15/28	103,923
64,336	Series 2075, Class PH, 6.500%, 08/15/28	73,565
238,482	Series 2095, Class PE, 6.000%, 11/15/28	268,763
15,790	Series 2102, Class TU, 6.000%, 12/15/13	16,304
33,898	Series 2115, Class PE, 6.000%, 01/15/14	34,153
13,631	Series 2132, Class SB, HB, IF, 29.493%, 03/15/29	22,683
25,023	Series 2134, Class PI, IO, 6.500%, 03/15/19	3,415
2,204	Series 2135, Class UK, IO, 6.500%, 03/15/14	103
97,850	Series 2178, Class PB, 7.000%, 08/15/29	114,652
141,488	Series 2182, Class ZB, 8.000%, 09/15/29	167,850
5,589	Series 22, Class C, 9.500%, 04/15/20	6,085
25,425	Series 2247, Class Z, 7.500%, 08/15/30	30,244
302,572	Series 2259, Class ZC, 7.350%, 10/15/30	359,003
4,035	Series 2261, Class ZY, 7.500%, 10/15/30	4,796
108,317	Series 2283, Class K, 6.500%, 12/15/23	121,570
12,773	Series 2306, Class K, PO, 05/15/24	11,625
30,654	Series 2306, Class SE, IF, IO, 8.630%, 05/15/24	6,190
39,855	Series 2325, Class PM, 7.000%, 06/15/31	43,814
221,943	Series 2344, Class ZD, 6.500%, 08/15/31	244,132
39,992	Series 2344, Class ZJ, 6.500%, 08/15/31	44,027
20,813	Series 2345, Class NE, 6.500%, 08/15/31	21,641
150,459	Series 2345, Class PQ, 6.500%, 08/15/16	156,263
53,827	Series 2355, Class BP, 6.000%, 09/15/16	57,466
155,343	Series 2359, Class ZB, 8.500%, 06/15/31	182,972
309,022	Series 2367, Class ME, 6.500%, 10/15/31	337,298
33,244	Series 2390, Class DO, PO, 12/15/31	29,622
81,437	Series 2391, Class QR, 5.500%, 12/15/16	87,133
73,555	Series 2394, Class MC, 6.000%, 12/15/16	78,756
51,044	Series 2410, Class OE, 6.375%, 02/15/32	56,439
60,978	Series 2410, Class QS, IF, 18.871%, 02/15/32	91,063
50,927	Series 2410, Class QX, IF, IO, 8.408%, 02/15/32	11,628
51,676	Series 2412, Class SP, IF, 15.617%, 02/15/32	63,778
103,346	Series 2423, Class MC, 7.000%, 03/15/32	122,227
176,335	Series 2423, Class MT, 7.000%, 03/15/32	198,400
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	264,489
72,824	Series 2444, Class ES, IF, IO, 7.708%, 03/15/32	15,510
48,549	Series 2450, Class SW, IF, IO, 7.758%, 03/15/32	10,392
172,720	Series 2455, Class GK, 6.500%, 05/15/32	198,527
112,022	Series 2484, Class LZ, 6.500%, 07/15/32	128,630
598,793	Series 2500, Class MC, 6.000%, 09/15/32	658,319
37,963	Series 2503, Class BH, 5.500%, 09/15/17	41,026
53,184	Series 2515, Class DE, 4.000%, 03/15/32	54,287
333,855	Series 2527, Class BP, 5.000%, 11/15/17	358,083
181,134	Series 2535, Class BK, 5.500%, 12/15/22	200,393
5,300,000	Series 2543, Class YX, 6.000%, 12/15/32 (m)	6,049,727
389,068	Series 2544, Class HC, 6.000%, 12/15/32	439,609
500,000	Series 2575, Class ME, 6.000%, 02/15/33	577,273
2,733,231	Series 2578, Class PG, 5.000%, 02/15/18	2,936,986
50,588	Series 2586, Class WI, IO, 6.500%, 03/15/33	10,401
107	Series 2594, Class VQ, 6.000%, 08/15/20	107

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,440	Series 2597, Class DS, IF, IO, 7.308%, 02/15/33	392
10,907	Series 2599, Class DS, IF, IO, 6.758%, 02/15/33	374
18,316	Series 2610, Class DS, IF, IO, 6.858%, 03/15/33	451
237,026	Series 2626, Class NS, IF, IO, 6.308%, 06/15/23	17,619
151,717	Series 2638, Class DS, IF, 8.358%, 07/15/23	167,778
229,703	Series 2647, Class A, 3.250%, 04/15/32	237,642
1,384,124	Series 2651, Class VZ, 4.500%, 07/15/18	1,477,871
2,434,130	Series 2656, Class BG, 5.000%, 10/15/32	2,619,009
400,807	Series 2682, Class LC, 4.500%, 07/15/32	424,145
65,254	Series 2682, Class YS, IF, 8.634%, 10/15/33	63,403
22,338	Series 2691, Class WS, IF, 8.637%, 10/15/33	22,001
31,482	Series 2705, Class SC, IF, 8.637%, 11/15/33	30,823
48,056	Series 2705, Class SD, IF, 8.689%, 11/15/33	48,734
303,482	Series 2727, Class BS, IF, 8.712%, 01/15/34	297,242
237,226	Series 2749, Class TD, 5.000%, 06/15/21	238,760
59,398	Series 2755, Class SA, IF, 13.716%, 05/15/30	65,114
54,174	Series 2780, Class JG, 4.500%, 04/15/19	55,705
625,000	Series 2827, Class DG, 4.500%, 07/15/19	683,604
37,984	Series 2989, Class PO, PO, 06/15/23	36,875
300,000	Series 3047, Class OD, 5.500%, 10/15/35	360,424
400,806	Series 3085, Class VS, HB, IF, 27.753%, 12/15/35	662,926
114,419	Series 3117, Class EO, PO, 02/15/36	107,241
124,096	Series 3260, Class CS, IF, IO, 5.898%, 01/15/37	18,371
511,720	Series 3385, Class SN, IF, IO, 5.758%, 11/15/37	62,747
357,325	Series 3387, Class SA, IF, IO, 6.178%, 11/15/37	52,878
570,834	Series 3430, Class AI, IO, 1.417%, 09/15/12	2,267
496,849	Series 3451, Class SA, IF, IO, 5.808%, 05/15/38	60,900
807,657	Series 3455, Class SE, IF, IO, 5.958%, 06/15/38	122,614
746,434	Series 3688, Class NI, IO, 5.000%, 04/15/32	91,700
274,241	Series 3759, Class HI, IO, 4.000%, 08/15/37	36,625
557,654	Series 3772, Class IO, IO, 3.500%, 09/15/24	34,300
1,010	Series 47, Class F, 10.000%, 06/15/20	1,177
890	Series 99, Class Z, 9.500%, 01/15/21	989
	Federal Home Loan Mortgage Corp. STRIPS,
364,731	Series 233, Class 11, IO, 5.000%, 09/15/35	61,352
613,672	Series 239, Class S30, IF, IO, 7.458%, 08/15/36	93,374
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
21,251	Series T-41, Class 3A, VAR, 6.978%, 07/25/32	24,374
137,256	Series T-54, Class 2A, 6.500%, 02/25/43	153,828
63,467	Series T-54, Class 3A, 7.000%, 02/25/43	73,813
250,354	Series T-56, Class APO, PO, 05/25/43	187,701
37,291	Series T-58, Class APO, PO, 09/25/43	31,800
	Federal National Mortgage Association REMICS,
10,955	Series 1988-16, Class B, 9.500%, 06/25/18	12,404
5,503	Series 1989-83, Class H, 8.500%, 11/25/19	6,296
1,310	Series 1990-1, Class D, 8.800%, 01/25/20	1,507
7,564	Series 1990-10, Class L, 8.500%, 02/25/20	8,664
992	Series 1990-93, Class G, 5.500%, 08/25/20	1,091
27	Series 1990-140, Class K, HB, 652.145%, 12/25/20	471
2,103	Series 1990-143, Class J, 8.750%, 12/25/20	2,493
23,822	Series 1992-101, Class J, 7.500%, 06/25/22	25,211
16,574	Series 1992-143, Class MA, 5.500%, 09/25/22	18,161
50,145	Series 1993-146, Class E, PO, 05/25/23	44,583
120,577	Series 1993-155, Class PJ, 7.000%, 09/25/23	139,875
3,760	Series 1993-165, Class SD, IF, 12.260%, 09/25/23	4,440
18,749	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	24,353
831	Series 1993-167, Class GA, 7.000%, 09/25/23	831
167,344	Series 1993-203, Class PL, 6.500%, 10/25/23	189,553
16,172	Series 1993-205, Class H, PO, 09/25/23	13,562
1,002,320	Series 1993-223, Class PZ, 6.500%, 12/25/23	1,121,816

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
156,826	Series 1993-225, Class UB, 6.500%, 12/25/23	171,965
4,463	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	4,502
304,677	Series 1993-250, Class Z, 7.000%, 12/25/23	322,922
16,126	Series 1993-257, Class C, PO, 06/25/23	15,868
398,679	Series 1994-37, Class L, 6.500%, 03/25/24	460,612
3,470,174	Series 1994-72, Class K, 6.000%, 04/25/24	3,871,432
30,369	Series 1995-2, Class Z, 8.500%, 01/25/25	35,395
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	98,574
7,631	Series 1996-59, Class J, 6.500%, 08/25/22	8,528
13,369	Series 1996-59, Class K, 6.500%, 07/25/23	13,522
241,789	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	9,432
26,324	Series 1997-39, Class PD, 7.500%, 05/20/27	30,771
57,308	Series 1997-46, Class PL, 6.000%, 07/18/27	64,591
143,369	Series 1997-61, Class ZC, 7.000%, 02/25/23	162,815
42,677	Series 1998-36, Class ZB, 6.000%, 07/18/28	47,353
57,510	Series 1998-43, Class SA, IF, IO, 18.987%, 04/25/23	22,795
81,713	Series 1998-46, Class GZ, 6.500%, 08/18/28	93,364
168,655	Series 1998-58, Class PC, 6.500%, 10/25/28	192,743
356,784	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	69,892
9,990	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2,307
129,563	Series 2001-4, Class PC, 7.000%, 03/25/21	141,540
116,013	Series 2001-30, Class PM, 7.000%, 07/25/31	136,941
521,388	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	109,169
174,752	Series 2001-36, Class DE, 7.000%, 08/25/31	206,323
23,753	Series 2001-44, Class PD, 7.000%, 09/25/31	28,037
61,914	Series 2001-52, Class XN, 6.500%, 11/25/15	66,018
299,752	Series 2001-61, Class Z, 7.000%, 11/25/31	353,945
89,589	Series 2001-69, Class PG, 6.000%, 12/25/16	95,667
65,566	Series 2001-71, Class QE, 6.000%, 12/25/16	70,038
48,307	Series 2002-1, Class HC, 6.500%, 02/25/22	51,738
14,307	Series 2002-1, Class SA, HB, IF, 24.402%, 02/25/32	25,115
99,543	Series 2002-2, Class UC, 6.000%, 02/25/17	106,723
107,102	Series 2002-3, Class OG, 6.000%, 02/25/17	114,396
330,022	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	16,285
297,642	Series 2002-15, Class PO, PO, 04/25/32	266,264
147,082	Series 2002-28, Class PK, 6.500%, 05/25/32	168,891
570,823	Series 2002-62, Class ZE, 5.500%, 11/25/17	616,592
345,895	Series 2002-68, Class SH, IF, IO, 7.758%, 10/18/32	67,530
40,849	Series 2002-77, Class S, IF, 14.040%, 12/25/32	47,885
3,905	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	101
410,425	Series 2002-94, Class BK, 5.500%, 01/25/18	441,666
324,243	Series 2003-7, Class A1, 6.500%, 12/25/42	376,899
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	314,554
129,379	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	26,726
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	115,104
33,501	Series 2003-64, Class SX, IF, 13.140%, 07/25/33	39,511
65,843	Series 2003-66, Class PA, 3.500%, 02/25/33	68,574
647,059	Series 2003-68, Class LC, 3.000%, 07/25/22	656,406
79,941	Series 2003-68, Class QP, 3.000%, 07/25/22	80,988
104,324	Series 2003-71, Class DS, IF, 7.141%, 08/25/33	105,149
282,802	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	23,621
210,751	Series 2003-80, Class SY, IF, IO, 7.408%, 06/25/23	23,771
3,391,856	Series 2003-81, Class MC, 5.000%, 12/25/32	3,641,190
556,547	Series 2003-82, Class VB, 5.500%, 08/25/33	608,018
51,779	Series 2003-91, Class SD, IF, 12.097%, 09/25/33	58,553

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
368,664	Series 2003-116, Class SB, IF, IO, 7.358%, 11/25/33	65,224
2,620,444	Series 2003-128, Class DY, 4.500%, 01/25/24	2,833,932
46,850	Series 2003-130, Class SX, IF, 11.157%, 01/25/34	53,308
69,811	Series 2003-132, Class OA, PO, 08/25/33	63,457
1,850,000	Series 2004-2, Class OE, 5.000%, 05/25/23	1,981,534
169,094	Series 2004-4, Class QM, IF, 13.716%, 06/25/33	199,175
99,790	Series 2004-10, Class SC, HB, IF, 27.633%, 02/25/34	149,233
23,534	Series 2004-14, Class SD, IF, 8.712%, 03/25/34	23,280
61,637	Series 2004-21, Class CO, PO, 04/25/34	53,077
47,528	Series 2004-22, Class A, 4.000%, 04/25/19	48,116
221,130	Series 2004-36, Class SA, IF, 18.860%, 05/25/34	306,225
163,610	Series 2004-46, Class SK, IF, 15.835%, 05/25/34	208,068
30,311	Series 2004-51, Class SY, IF, 13.757%, 07/25/34	35,841
125,194	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	143,383
1,065,807	Series 2004-75, Class VK, 4.500%, 09/25/22	1,128,995
178,653	Series 2004-76, Class CL, 4.000%, 10/25/19	189,106
8,915	Series 2004-92, Class JO, PO, 12/25/34	8,780
325,231	Series 2005-45, Class DC, HB, IF, 23.424%, 06/25/35	525,246
105,204	Series 2005-52, Class PA, 6.500%, 06/25/35	114,228
853,000	Series 2005-68, Class BC, 5.250%, 06/25/35	935,024
429,065	Series 2005-84, Class XM, 5.750%, 10/25/35	481,619
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	785,517
122,399	Series 2006-22, Class AO, PO, 04/25/36	109,402
78,804	Series 2006-46, Class SW, HB, IF, 23.313%, 06/25/36	118,733
215,414	Series 2006-59, Class QO, PO, 01/25/33	198,944
259,629	Series 2006-110, Class PO, PO, 11/25/36	240,911
466,897	Series 2006-117, Class GS, IF, IO, 6.408%, 12/25/36	69,989
246,165	Series 2007-7, Class SG, IF, IO, 6.258%, 08/25/36	37,968
795,777	Series 2007-53, Class SH, IF, IO, 5.858%, 06/25/37	102,857
399,920	Series 2007-88, Class VI, IF, IO, 6.298%, 09/25/37	60,851
569,703	Series 2007-100, Class SM, IF, IO, 6.208%, 10/25/37	82,824
590,153	Series 2008-1, Class BI, IF, IO, 5.668%, 02/25/38	76,345
213,130	Series 2008-16, Class IS, IF, IO, 5.958%, 03/25/38	29,249
234,393	Series 2008-46, Class HI, IO, VAR, 6.611%, 06/25/38	11,809
197,141	Series 2008-53, Class CI, IF, IO, 6.958%, 07/25/38	28,356
576,769	Series 2009-112, Class ST, IF, IO, 6.008%, 01/25/40	71,971
316,496	Series 2010-35, Class SB, IF, IO, 6.178%, 04/25/40	39,213
3,514	Series G92-42, Class Z, 7.000%, 07/25/22	3,966
77,411	Series G92-44, Class ZQ, 8.000%, 07/25/22	87,483
40,443	Series G92-54, Class ZQ, 7.500%, 09/25/22	45,714
2,539	Series G92-59, Class F, VAR, 1.924%, 10/25/22	2,589
6,677	Series G92-61, Class Z, 7.000%, 10/25/22	7,871
15,534	Series G92-66, Class KA, 6.000%, 12/25/22	17,206
73,468	Series G92-66, Class KB, 7.000%, 12/25/22	83,359
20,021	Series G93-1, Class KA, 7.900%, 01/25/23	23,014
21,542	Series G93-17, Class SI, IF, 6.000%, 04/25/23	23,883
	Federal National Mortgage Association STRIPS,
34,872	Series 329, Class 1, PO, 01/01/33	32,922
168,355	Series 365, Class 8, IO, 5.500%, 05/01/36	25,672
	Federal National Mortgage Association Whole Loan,
70,854	Series 1999-W1, Class PO, PO, 02/25/29	60,226
349,747	Series 1999-W4, Class A9, 6.250%, 02/25/29	395,244
602,178	Series 2002-W7, Class A4, 6.000%, 06/25/29	675,475
484,329	Series 2003-W1, Class 1A1, VAR, 6.265%, 12/25/42	550,857
63,080	Series 2003-W1, Class 2A, VAR, 7.070%, 12/25/42	73,422
76,522	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	87,426

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Government National Mortgage Association,
62,956	Series 1994-3, Class PQ, 7.488%, 07/16/24	75,705
259,723	Series 1994-7, Class PQ, 6.500%, 10/16/24	303,410
65,929	Series 1996-16, Class E, 7.500%, 08/16/26	75,827
62,920	Series 1997-8, Class PN, 7.500%, 05/16/27	72,063
146,324	Series 1998-22, Class PD, 6.500%, 09/20/28	160,067
70,842	Series 1998-26, Class K, 7.500%, 09/17/25	81,517
46,570	Series 1999-17, Class L, 6.000%, 05/20/29	51,135
57,617	Series 1999-41, Class Z, 8.000%, 11/16/29	67,314
39,473	Series 1999-44, Class PC, 7.500%, 12/20/29	45,579
47,881	Series 1999-44, Class ZG, 8.000%, 12/20/29	55,885
33,484	Series 2000-6, Class Z, 7.500%, 02/20/30	38,874
54,063	Series 2000-14, Class PD, 7.000%, 02/16/30	63,484
223,604	Series 2000-21, Class Z, 9.000%, 03/16/30	283,356
24,918	Series 2000-26, Class Z, 7.750%, 09/20/30	28,937
4,118	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,987
718,409	Series 2000-36, Class PB, 7.500%, 11/16/30	830,588
48,513	Series 2000-37, Class B, 8.000%, 12/20/30	56,670
34,675	Series 2001-4, Class SJ, IF, IO, 7.908%, 01/19/30	8,872
1,755,364	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	2,064,535
260,112	Series 2001-22, Class PS, HB, IF, 20.379%, 03/17/31	389,181
95,192	Series 2001-36, Class S, IF, IO, 7.808%, 08/16/31	24,223
195,062	Series 2001-53, Class SR, IF, IO, 7.908%, 10/20/31	20,190
127,802	Series 2001-64, Class MQ, 6.500%, 12/20/31	135,713
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,088,282
16,734	Series 2002-24, Class SB, IF, 11.562%, 04/16/32	20,774
78,051	Series 2002-54, Class GB, 6.500%, 08/20/32	89,791
39,419	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	1,426
9,699	Series 2003-24, Class PO, PO, 03/16/33	7,990
1,135,436	Series 2003-59, Class XA, IO, VAR, 1.529%, 06/16/34	21,418
120,348	Series 2003-76, Class LS, IF, IO, 6.958%, 09/20/31	7,187
536,807	Series 2004-11, Class SW, IF, IO, 5.258%, 02/20/34	74,273
49,267	Series 2004-28, Class S, IF, 18.998%, 04/16/34	69,697
735,683	Series 2004-62, Class VA, 5.500%, 07/20/15	760,015
439,141	Series 2007-45, Class QA, IF, IO, 6.398%, 07/20/37	68,833
379,377	Series 2007-76, Class SA, IF, IO, 6.288%, 11/20/37	57,968
325,920	Series 2008-2, Class MS, IF, IO, 6.918%, 01/16/38	47,057
273,431	Series 2008-55, Class SA, IF, IO, 5.958%, 06/20/38	43,198
215,201	Series 2009-6, Class SA, IF, IO, 5.858%, 02/16/39	29,034
619,435	Series 2009-6, Class SH, IF, IO, 5.798%, 02/20/39	96,693
372,094	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	77,328
255,980	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	51,435
829,530	Series 2009-22, Class SA, IF, IO, 6.028%, 04/20/39	134,001
832,080	Series 2009-31, Class ST, IF, IO, 6.108%, 03/20/39	131,372
832,080	Series 2009-31, Class TS, IF, IO, 6.058%, 03/20/39	133,572
947,863	Series 2009-64, Class SN, IF, IO, 5.858%, 07/16/39	129,557
244,770	Series 2009-79, Class OK, PO, 11/16/37	211,044
474,774	Series 2009-102, Class SM, IF, IO, 6.158%, 06/16/39	57,580
1,080,248	Series 2009-106, Class ST, IF, IO, 5.758%, 02/20/38	173,816
371,996	Series 2010-130, Class CP, 7.000%, 10/16/40	436,363
897,382	Series 2011-75, Class SM, IF, IO, 6.358%, 05/20/41	158,623
767,441	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	795,589
	Vendee Mortgage Trust,
82,029	Series 1994-1, Class 1, VAR, 5.629%, 02/15/24	92,991
196,153	Series 1996-1, Class 1Z, 6.750%, 02/15/26	226,951
109,556	Series 1996-2, Class 1Z, 6.750%, 06/15/26	127,831
395,534	Series 1997-1, Class 2Z, 7.500%, 02/15/27	463,227

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
108,383	Series 1998-1, Class 2E, 7.000%, 03/15/28	126,288

		69,223,869

	Non-Agency CMO — 10.6%
3,617	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 1.042%, 01/25/35	3,531
200,000	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	205,228
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.365%, 09/25/35	223,715
	Banc of America Alternative Loan Trust,
138,939	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	142,233
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	208,860
72,557	Series 2004-6, Class 15PO, PO, 07/25/19	61,570
	Banc of America Funding Corp.,
29,342	Series 2003-1, Class APO, PO, 05/20/33	21,507
77,148	Series 2004-1, Class PO, PO, 03/25/34	60,164
576,978	Series 2005-6, Class 2A7, 5.500%, 10/25/35	581,194
92,395	Series 2005-7, Class 30PO, PO, 11/25/35	70,978
294,161	Series 2005-E, Class 4A1, VAR, 2.660%, 03/20/35	270,217
	Banc of America Mortgage Securities, Inc.,
27,644	Series 2003-8, Class APO, PO, 11/25/33	20,346
200,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	204,230
25,138	Series 2004-4, Class APO, PO, 05/25/34	18,830
614,810	Series 2004-5, Class 2A2, 5.500%, 06/25/34	634,421
224,044	Series 2004-6, Class 2A5, PO, 07/25/34	152,421
85,855	Series 2004-6, Class APO, PO, 07/25/34	62,744
263,352	Series 2004-7, Class 1A19, PO, 08/25/34	210,595
215,163	Series 2004-J, Class 3A1, VAR, 2.912%, 11/25/34	194,465
413,263	Series 2005-5, Class 1A26, IO, 5.500%, 06/25/35	6,714
	BCAP LLC Trust,
249,585	Series 2011-RR5, Class 11A3, VAR, 0.392%, 05/28/36 (e)	221,030
170,792	Series 2011-RR5, Class 14A3, VAR, 2.830%, 07/26/36 (e) (f) (i)	161,826
	Bear Stearns Adjustable Rate Mortgage Trust,
95,471	Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	94,330
184,686	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	178,216
509,498	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	457,270
147,541	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	152,525
	Citigroup Mortgage Loan Trust, Inc.,
13,772	Series 2003-UP3, Class A3, 7.000%, 09/25/33	14,224
58,290	Series 2003-UST1, Class A1, 5.500%, 12/25/18	60,875
21,452	Series 2003-UST1, Class PO1, PO, 12/25/18	18,694
11,447	Series 2003-UST1, Class PO3, PO, 12/25/18	10,138
126,060	Series 2005-1, Class 2A1A, VAR, 2.779%, 04/25/35	81,066
636,324	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	656,640
	Countrywide Alternative Loan Trust,
103,261	Series 2002-8, Class A4, 6.500%, 07/25/32	108,127
36,139	Series 2003-J1, Class PO, PO, 10/25/33	30,590
1,757,351	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,681,822
127,840	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	130,659
100,104	Series 2005-5R, Class A1, 5.250%, 12/25/18	101,386
855,976	Series 2005-20CB, Class 3A8, IF, IO, 4.508%, 07/25/35	97,483
8,677	Series 2005-26CB, Class A10, IF, 12.612%, 07/25/35	8,724
1,114,141	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	929,429
581,741	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	459,863
1,264,825	Series 2005-22T1, Class A2, IF, IO, 4.828%, 06/25/35	168,080
1,214,694	Series 2005-J1, Class 1A4, IF, IO, 4.858%, 02/25/35	146,951
	Countrywide Home Loan Mortgage Pass- Through Trust,
253,895	Series 2003-26, Class 1A6, 3.500%, 08/25/33	252,532
7,725	Series 2003-44, Class A6, PO, 10/25/33	7,701
48,053	Series 2003-J7, Class 4A3, IF, 9.461%, 08/25/18	48,505
106,730	Series 2004-7, Class 2A1, VAR, 2.304%, 06/25/34	98,848

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
64,683	Series 2004-HYB1, Class 2A, VAR, 2.950%, 05/20/34	57,824
90,960	Series 2004-HYB3, Class 2A, VAR, 2.574%, 06/20/34	75,613
180,577	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	185,139
58,007	Series 2004-J8, Class POA, PO, 11/25/19	50,458
500,000	Series 2005-16, Class A23, 5.500%, 09/25/35	484,717
463,465	Series 2005-22, Class 2A1, VAR, 2.705%, 11/25/35	332,137
23,360	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	20,454
	Credit Suisse Mortgage Capital Certificates,
262,949	Series 2011-7R, Class A1, VAR, 1.491%, 08/28/47 (e)	258,128
338,530	Series 2011-9R, Class A1, VAR, 2.241%, 03/27/46 (e)	334,298
364,284	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	246,276
	First Horizon Asset Securities, Inc.,
51,965	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35	49,966
300,000	Series 2004-AR7, Class 2A2, VAR, 2.617%, 02/25/35	276,596
227,970	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	219,054
	GMAC Mortgage Corp. Loan Trust,
231,264	Series 2003-AR1, Class A4, VAR, 3.034%, 10/19/33	231,344
227,102	Series 2004-J5, Class A7, 6.500%, 01/25/35	237,242
650,000	Series 2005-AR3, Class 3A4, VAR, 3.061%, 06/19/35	563,742
	GSR Mortgage Loan Trust,
494,993	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	495,215
673,647	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	716,626
59,326	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	59,961
75,284	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	74,289
99,823	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, VAR, 0.592%, 05/25/36	91,565
1,888,829	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.058%, 08/25/35	9,444
218,809	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.650%, 11/25/33	216,648
	MASTR Adjustable Rate Mortgages Trust,
146,321	Series 2004-13, Class 2A1, VAR, 2.657%, 04/21/34	146,352
334,188	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	335,849
	MASTR Alternative Loans Trust,
160,640	Series 2003-9, Class 8A1, 6.000%, 01/25/34	161,241
422,729	Series 2004-4, Class 10A1, 5.000%, 05/25/24	436,554
295,256	Series 2004-6, Class 7A1, 6.000%, 07/25/34	293,786
39,531	Series 2004-7, Class 30PO, PO, 08/25/34	30,239
240,754	Series 2004-8, Class 6A1, 5.500%, 09/25/19	244,367
218,937	Series 2004-10, Class 1A1, 4.500%, 09/25/19	224,429
	MASTR Asset Securitization Trust,
464,196	Series 2003-11, Class 9A6, 5.250%, 12/25/33	487,988
51,452	Series 2003-12, Class 15PO, PO, 12/25/18	44,932
99,829	Series 2004-6, Class 15PO, PO, 05/25/19	86,222
68,953	Series 2004-8, Class PO, PO, 08/25/19	60,633
169,027	Series 2004-10, Class 15PO, PO, 10/25/19	146,147
319,521	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	249,226
81,643	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.562%, 02/25/35	66,851
69,648	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	68,443
576,343	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	122,220
	Residential Accredit Loans, Inc.,
106,612	Series 2002-QS8, Class A5, 6.250%, 06/25/17	109,062
967,729	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	955,335
27,592	Series 2003-QS3, Class A2, IF, 15.968%, 02/25/18	30,171
77,081	Series 2003-QS3, Class A8, IF, IO, 7.358%, 02/25/18	8,066
202,183	Series 2003-QS9, Class A3, IF, IO, 7.308%, 05/25/18	29,522

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
257,791	Series 2003-QS14, Class A1, 5.000%, 07/25/18	262,516
81,373	Series 2003-QS18, Class A1, 5.000%, 09/25/18	83,797
24,683	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	24,949
203,113	Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A1, VAR, 2.884%, 09/25/35	148,620
7,978	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	8,162
	Salomon Brothers Mortgage Securities VII, Inc.,
138,126	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	134,489
7,486	Series 2003-UP2, Class PO1, PO, 12/25/18	6,356
87,017	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	88,314
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.914%, 06/25/34	397,675
	Structured Asset Securities Corp.,
110,643	Series 2003-8, Class 1A2, 5.000%, 04/25/18	113,169
190,208	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	192,445
33,147	Series 2004-20, Class 1A3, 5.250%, 11/25/34	33,248
	WaMu Mortgage Pass-Through Certificates,
32,872	Series 2003-AR8, Class A, VAR, 2.486%, 08/25/33	32,715
165,391	Series 2003-AR9, Class 1A6, VAR, 2.459%, 09/25/33	166,622
83,027	Series 2003-S4, Class 3A, 5.500%, 06/25/33	86,815
92,450	Series 2003-S8, Class A4, 4.500%, 09/25/18	93,114
41,918	Series 2003-S11, Class 2A5, IF, 16.385%, 11/25/33	43,546
59,807	Series 2004-AR3, Class A2, VAR, 2.550%, 06/25/34	59,081
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,975,217	Series 2005-2, Class 1A4, IF, IO, 4.808%, 04/25/35	258,010
661,079	Series 2005-2, Class 2A3, IF, IO, 4.758%, 04/25/35	81,402
518,089	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	95,178
590,233	Series 2005-4, Class CB7, 5.500%, 06/25/35	517,929
43,357	Series 2005-4, Class DP, PO, 06/25/20	36,122
188,072	Series 2005-6, Class 2A4, 5.500%, 08/25/35	150,865
	Wells Fargo Mortgage-Backed Securities Trust,
71,845	Series 2003-8, Class A9, 4.500%, 08/25/18	74,679
10,279	Series 2003-11, Class 1A4, 4.750%, 10/25/18	10,250
21,159	Series 2003-11, Class 1APO, PO, 10/25/18	18,643
73,073	Series 2003-15, Class 1A1, 4.750%, 12/25/18	75,478
72,163	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	73,361
144,327	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	149,575
70,379	Series 2004-7, Class 2A2, 5.000%, 07/25/19	72,555
118,834	Series 2004-EE, Class 3A1, VAR, 2.758%, 12/25/34	119,576
311,286	Series 2004-P, Class 2A1, VAR, 2.676%, 09/25/34	310,654
177,865	Series 2005-AR8, Class 2A1, VAR, 2.682%, 06/25/35	170,753
117,659	Series 2005-AR16, Class 2A1, VAR, 2.653%, 02/25/34	113,177

		23,659,708

	Total Collateralized Mortgage Obligations (Cost $86,925,998)	92,883,577

Commercial Mortgage-Backed Securities — 2.0%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	135,901
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	129,925
422,947	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	443,302
250,000	Series 2006-4, Class A4, 5.634%, 07/10/46	282,121
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	271,815
147,500	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	154,568

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
360,000	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	403,279
	Citigroup Commercial Mortgage Trust,
100,000	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	104,061
253	Series 2006-C4, Class A1, VAR, 5.726%, 03/15/49	253
13,263,672	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.156%, 12/11/49 (e)	128,724
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, VAR, 5.419%, 02/15/39	632,547
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	109,118
200,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	215,777
100,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	105,233
	LB-UBS Commercial Mortgage Trust,
107,000	Series 2004-C2, Class A4, 4.367%, 03/15/36	112,635
75,000	Series 2005-C1, Class A4, 4.742%, 02/15/30	80,924
205,382	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	206,720
3,979,441	Morgan Stanley Capital I, Series 2006- IQ12, Class X1, IO, VAR, 0.136%, 12/15/43 (e)	55,744
212,193	Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	213,253
400,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.656%, 08/15/39	431,673
116,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	124,351
110,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	117,894

	Total Commercial Mortgage-Backed Securities (Cost $4,121,842)	4,459,818

Corporate Bonds — 16.4%
Consumer Discretionary — 1.2%
	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	53,130

	Media — 1.1%
	CBS Corp.,
21,000	5.750%, 04/15/20	24,143
100,000	7.875%, 07/30/30	129,343
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	134,387
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	108,616
	Comcast Corp.,
50,000	5.900%, 03/15/16	57,731
50,000	6.450%, 03/15/37	59,841
30,000	6.500%, 01/15/17	35,895
35,000	6.500%, 11/15/35	42,045
	Cox Communications, Inc.,
30,000	5.450%, 12/15/14	33,350
20,000	8.375%, 03/01/39 (e)	28,159
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	131,710
67,000	5.000%, 03/01/21	72,615
125,000	6.000%, 08/15/40	133,483
78,000	Discovery Communications LLC, 4.375%, 06/15/21	83,845
100,000	Historic TW, Inc., 9.150%, 02/01/23	136,197
75,000	NBC Universal Media LLC, 5.950%, 04/01/41	86,314
	News America, Inc.,
50,000	6.650%, 11/15/37	58,282
50,000	7.250%, 05/18/18	60,488
150,000	7.300%, 04/30/28	167,558
84,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	87,526
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	57,899
50,000	6.750%, 07/01/18	61,005
50,000	7.300%, 07/01/38	63,050
70,000	8.250%, 02/14/14	79,252
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	66,509
25,000	8.375%, 07/15/33	33,397
150,000	10.150%, 05/01/12	151,043

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	38,439
75,000	6.200%, 03/15/40	84,984
22,000	6.250%, 03/29/41	25,138
	Viacom, Inc.,
13,000	1.250%, 02/27/15	12,987
43,000	3.875%, 12/15/21	44,250
20,000	4.500%, 02/27/42	18,921

		2,408,402

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
11,000	3.875%, 01/15/22	11,032
9,000	5.125%, 01/15/42	8,840

		19,872

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	30,274
70,000	Home Depot, Inc. (The), 5.400%, 03/01/16	80,780
75,000	Lowe’s Cos., Inc., 7.110%, 05/15/37	96,938
35,000	Staples, Inc., 9.750%, 01/15/14	39,767

		247,759

	Total Consumer Discretionary	2,729,163

Consumer Staples — 0.6%
	Beverages — 0.2%
125,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	163,072
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	114,176
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	22,797
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	16,589
40,000	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	43,214

		359,848

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
60,000	5.750%, 05/15/41	67,629
30,000	6.125%, 09/15/39	35,044
	Kroger Co. (The),
18,000	5.400%, 07/15/40	19,273
25,000	7.500%, 04/01/31	31,911
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	92,159

		246,016

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
50,000	5.875%, 05/15/13	52,192
55,000	8.500%, 06/15/19	67,187
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	30,112
50,000	Kellogg Co., 4.250%, 03/06/13	51,701
	Kraft Foods, Inc.,
127,000	5.375%, 02/10/20	146,818
165,000	6.125%, 02/01/18	198,001
100,000	6.875%, 02/01/38	125,601

		671,612

	Household Products — 0.0% (g)
75,700	Procter & Gamble - ESOP, 9.360%, 01/01/21	100,256

	Total Consumer Staples	1,377,732

Energy — 0.5%
	Energy Equipment & Services — 0.0% (g)
5,000	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	4,996
	Transocean, Inc., (Cayman Islands),
18,000	6.375%, 12/15/21	20,253
75,000	6.500%, 11/15/20	83,859
14,000	7.350%, 12/15/41	16,553

		125,661

	Oil, Gas & Consumable Fuels — 0.5%
50,000	Apache Corp., 6.900%, 09/15/18	63,119
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	118,785
	ConocoPhillips,
25,000	5.750%, 02/01/19	30,422
120,000	6.000%, 01/15/20	148,681
150,000	Marathon Oil Corp., 6.000%, 10/01/17	175,341
45,000	Petrobras International Finance Co. - Pifco, (Cayman Islands), 5.375%, 01/27/21	48,453
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	76,552
60,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	79,383
50,000	Statoil ASA, (Norway), 3.125%, 08/17/17	53,636
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	58,071
40,000	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	48,953
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	151,688

		1,053,084

	Total Energy	1,178,745

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Financials — 9.0%
	Capital Markets — 2.1%
	Bank of New York Mellon Corp. (The),
75,000	2.950%, 06/18/15	78,979
55,000	4.600%, 01/15/20	61,112
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	85,661
130,000	5.000%, 12/10/19	148,696
65,000	6.250%, 09/15/17	78,473
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	102,066
50,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	53,930
	Goldman Sachs Group, Inc. (The),
75,000	3.625%, 02/07/16	74,979
20,000	3.700%, 08/01/15	20,353
375,000	4.750%, 07/15/13	388,215
150,000	5.250%, 10/15/13	157,014
23,000	5.250%, 07/27/21	22,768
156,000	5.375%, 03/15/20	158,586
100,000	5.500%, 11/15/14	107,075
150,000	5.950%, 01/18/18	161,582
75,000	5.950%, 01/15/27	75,025
100,000	6.250%, 09/01/17	109,609
80,000	6.750%, 10/01/37	78,166
125,000	7.500%, 02/15/19	142,817
	Jefferies Group, Inc.,
55,000	3.875%, 11/09/15	54,312
110,000	6.450%, 06/08/27	108,350
100,000	8.500%, 07/15/19	111,000
163,000	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	164,240
50,000	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	53,592
	Merrill Lynch & Co., Inc.,
120,000	5.450%, 07/15/14	125,542
274,000	6.150%, 04/25/13	285,404
135,000	6.400%, 08/28/17	147,222
90,000	6.875%, 04/25/18	100,053
	Morgan Stanley,
100,000	4.200%, 11/20/14	100,793
400,000	4.750%, 04/01/14	406,546
300,000	5.300%, 03/01/13	308,563
35,000	5.500%, 07/28/21	34,205
200,000	5.625%, 09/23/19	197,684
130,000	6.250%, 08/28/17	136,896
136,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	147,187

		4,586,695

	Commercial Banks — 2.3%
	Bank of Nova Scotia, (Canada),
100,000	2.550%, 01/12/17	102,527
82,000	3.400%, 01/22/15	86,821
	Barclays Bank plc, (United Kingdom),
110,000	2.500%, 01/23/13	110,968
106,000	3.900%, 04/07/15	110,131
100,000	5.200%, 07/10/14	105,983
150,000	6.050%, 12/04/17 (e)	154,235
	BB&T Corp.,
50,000	3.375%, 09/25/13	51,721
60,000	3.850%, 07/27/12	60,636
100,000	3.950%, 04/29/16	108,227
50,000	4.900%, 06/30/17	54,872
50,000	5.700%, 04/30/14	54,766
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	77,205
	Credit Suisse, (Switzerland),
100,000	5.400%, 01/14/20	102,946
150,000	5.500%, 05/01/14	160,845
100,000	6.000%, 02/15/18	108,281
350,000	Glitnir Banki HF, (Iceland), 10/15/08 (d) (e) (f) (i)	94,500
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	104,429
111,000	4.125%, 08/12/20 (e)	113,389
100,000	KeyCorp, 6.500%, 05/14/13	105,512
	National Australia Bank Ltd., (Australia),
200,000	2.500%, 01/08/13 (e)	202,771
200,000	2.750%, 09/28/15 (e)	204,982
100,000	3.750%, 03/02/15 (e)	105,051
100,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	99,988
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	169,908
25,000	5.250%, 11/15/15	27,794
25,000	5.625%, 02/01/17	27,900
25,000	6.700%, 06/10/19	30,417
200,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	205,505
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	74,270

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	U.S. Bancorp,
90,000	2.450%, 07/27/15	92,883
100,000	7.500%, 06/01/26	120,945
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	260,087
100,000	5.750%, 04/25/18	109,488
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	287,194
250,000	6.600%, 01/15/38	298,439
250,000	VAR, 0.804%, 03/15/16	236,285
	Wachovia Corp.,
250,000	5.500%, 05/01/13	262,556
50,000	5.750%, 02/01/18	58,132
200,000	Wells Fargo & Co., SUB, 3.676%, 06/15/16	213,583
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	69,811
121,000	4.875%, 11/19/19	130,633

		5,156,616

	Consumer Finance — 0.6%
50,000	American Express Co., 7.000%, 03/19/18	61,382
50,000	American Express Credit Corp., 7.300%, 08/20/13	54,105
	Capital One Financial Corp.,
100,000	6.750%, 09/15/17	117,768
185,000	7.375%, 05/23/14	204,790
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,478
150,000	5.000%, 06/30/15	159,302
150,000	5.250%, 01/15/14	157,838
50,000	7.350%, 11/27/32	53,234
100,000	VAR, 0.821%, 01/15/14	97,181
	John Deere Capital Corp.,
42,000	3.150%, 10/15/21	42,735
20,000	4.500%, 04/03/13	20,808
100,000	SLM Corp., 5.375%, 01/15/13	102,002
	Toyota Motor Credit Corp.,
80,000	1.000%, 02/17/15	79,986
100,000	2.000%, 09/15/16	102,048
87,000	3.200%, 06/17/15	92,433

		1,359,090

	Diversified Financial Services — 2.4%
150,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	151,384
	Bank of America Corp.,
295,000	5.650%, 05/01/18	314,913
245,000	5.750%, 12/01/17	262,761
50,000	6.500%, 08/01/16	54,974
200,000	7.375%, 05/15/14	217,106
25,000	7.625%, 06/01/19	28,828
150,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	167,999
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	94,896
100,000	6.200%, 09/30/13	108,370
100,000	7.050%, 10/01/18	127,301
50,000	7.150%, 02/15/19	64,586
	Citigroup, Inc.,
150,000	4.700%, 05/29/15	158,836
62,000	4.750%, 05/19/15	65,276
300,000	5.000%, 09/15/14	310,689
36,000	5.375%, 08/09/20	38,667
285,000	6.000%, 08/15/17	316,875
150,000	6.010%, 01/15/15	162,976
55,000	6.500%, 08/19/13	58,186
100,000	8.125%, 07/15/39	129,599
45,000	8.500%, 05/22/19	55,479
	CME Group, Inc.,
30,000	5.400%, 08/01/13	31,783
70,000	5.750%, 02/15/14	76,331
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	88,242
45,000	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	46,147
200,000	FUEL Trust, 3.984%, 06/15/16 (e)	202,916
	General Electric Capital Corp.,
200,000	4.750%, 09/15/14	216,929
100,000	5.250%, 10/19/12	102,508
190,000	5.500%, 01/08/20	215,510
400,000	5.625%, 05/01/18	463,635
100,000	5.875%, 01/14/38	109,924
115,000	5.900%, 05/13/14	126,400
110,000	6.000%, 06/15/12	111,197
200,000	6.750%, 03/15/32	238,949
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	128,403
100,000	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	102,342

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	National Rural Utilities Cooperative Finance Corp.,
50,000	2.625%, 09/16/12	50,473
50,000	10.375%, 11/01/18	72,516

		5,273,906

	FDIC Guaranteed Securities (~) — 0.0% (g)
105,000	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	105,645

	Insurance — 1.1%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	39,456
	Aflac, Inc.,
25,000	6.450%, 08/15/40	27,836
20,000	8.500%, 05/15/19	26,104
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	63,018
130,000	American International Group, Inc., 4.250%, 05/15/13	132,873
	Aon Corp., (United Kingdom),
40,000	3.125%, 05/27/16	41,503
23,000	3.500%, 09/30/15	24,105
18,000	6.250%, 09/30/40	21,513
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	304,923
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	34,407
50,000	5.400%, 05/15/18	59,067
100,000	5.750%, 01/15/40	116,999
75,000	CNA Financial Corp., 5.875%, 08/15/20	80,399
200,000	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	201,504
20,000	Lincoln National Corp., 4.850%, 06/24/21	21,113
	Metropolitan Life Global Funding I,
220,000	2.500%, 01/11/13 (e)	222,291
175,000	3.650%, 06/14/18 (e)	183,177
100,000	5.200%, 09/18/13 (e)	105,936
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	94,989
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	266,506
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	104,947
	Principal Life Income Funding Trusts,
35,000	5.100%, 04/15/14	37,272
80,000	5.300%, 04/24/13	83,572
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	198,923
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	30,198

		2,522,631

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
75,000	5.875%, 09/15/20	76,330
100,000	6.650%, 01/15/18	107,552
92,000	HCP, Inc., 5.375%, 02/01/21	99,137
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,564
20,000	4.375%, 03/01/21	21,222
50,000	5.625%, 08/15/14	54,737
50,000	5.650%, 02/01/20	57,234
45,000	6.100%, 05/01/16	51,762
30,000	6.750%, 05/15/14	33,213
102,000	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	117,935

		627,686

	Thrifts & Mortgage Finance — 0.2%
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	78,155
250,000	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	252,243

		330,398

	Total Financials	19,962,667

	Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	27,231
100,000	5.150%, 11/15/41	100,403
40,000	5.700%, 02/01/19	46,118
82,000	5.750%, 03/15/40	88,821

		262,573

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,639

	Health Care Providers & Services — 0.0% (g)
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	30,841
	WellPoint, Inc.,
13,000	5.875%, 06/15/17	15,179
9,000	7.000%, 02/15/19	11,175

		57,195

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Pharmaceuticals — 0.1%
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	38,614
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	53,816
80,000	Novartis Capital Corp., 4.125%, 02/10/14	85,214

		177,644

	Total Health Care	508,051

Industrials — 0.8%
	Aerospace & Defense — 0.1%
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	53,659
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	33,567
30,000	4.850%, 09/15/41	30,601
100,000	United Technologies Corp., 6.125%, 02/01/19	122,837

		240,664

	Airlines — 0.1%
31,066	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	31,687
35,000	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	36,925
52,427	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	55,311

		123,923

	Commercial Services & Supplies — 0.1%
55,000	Allied Waste North America, Inc., 6.875%, 06/01/17	57,406
43,000	Waste Management, Inc., 4.750%, 06/30/20	47,733

		105,139

	Construction & Engineering — 0.0% (g)
44,000	Fluor Corp., 3.375%, 09/15/21	44,201

	Industrial Conglomerates — 0.2%
44,000	Danaher Corp., 3.900%, 06/23/21	48,115
	General Electric Co.,
250,000	5.000%, 02/01/13	259,108
65,000	5.250%, 12/06/17	75,170
22,000	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	25,707
50,000	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	64,801
30,000	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	36,820

		509,721

	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	29,116

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
25,000	3.600%, 09/01/20	25,791
75,000	5.400%, 06/01/41	81,484
100,000	5.650%, 05/01/17	116,364
85,000	5.750%, 05/01/40	97,047
	CSX Corp.,
33,000	4.250%, 06/01/21	35,357
50,000	5.500%, 04/15/41	54,268
25,000	7.375%, 02/01/19	31,408
78,000	Norfolk Southern Corp., 6.000%, 05/23/11 †	87,210
35,000	Ryder System, Inc., 3.600%, 03/01/16	36,395
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	48,679

		614,003

	Total Industrials	1,666,767

Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	92,841
75,000	5.900%, 02/15/39	91,095

		183,936

	Computers & Peripherals — 0.4%
	Dell, Inc.,
128,000	3.100%, 04/01/16	135,845
25,000	7.100%, 04/15/28	30,764
	Hewlett-Packard Co.,
83,000	2.600%, 09/15/17	82,949
39,000	4.050%, 09/15/22	38,841
50,000	4.300%, 06/01/21	50,992
75,000	4.750%, 06/02/14	80,233
200,000	6.000%, 09/15/41	218,748
	International Business Machines Corp.,
50,000	6.220%, 08/01/27	63,699
100,000	8.000%, 10/15/38	155,105

		857,176

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25,000	3.375%, 11/01/15	25,738
25,000	6.000%, 04/01/20	27,200

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — Continued
70,000	6.875%, 07/01/13	74,719

		127,657

	IT Services — 0.0% (g)
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	59,600

	Office Electronics — 0.1%
	Pitney Bowes, Inc.,
75,000	4.875%, 08/15/14	79,723
80,000	5.000%, 03/15/15	85,052
	Xerox Corp.,
17,000	4.500%, 05/15/21	17,488
35,000	5.625%, 12/15/19	38,886
50,000	6.750%, 02/01/17	57,870

		279,019

	Semiconductors & Semiconductor Equipment — 0.1%
110,000	National Semiconductor Corp., 6.600%, 06/15/17	135,700

	Software — 0.1%
75,000	Microsoft Corp., 1.625%, 09/25/15	77,231
	Oracle Corp.,
50,000	5.250%, 01/15/16	57,378
50,000	5.750%, 04/15/18	60,786
100,000	6.500%, 04/15/38	129,696

		325,091

	Total Information Technology	1,968,179

Materials — 0.5%
	Chemicals — 0.4%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	112,753
30,000	7.375%, 11/01/29	38,751
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	59,446
25,000	4.900%, 01/15/41	27,187
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	24,411
8,000	4.875%, 11/15/41	7,977
50,000	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	51,884
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	15,462
50,000	9.000%, 05/01/21	66,310
90,000	Praxair, Inc., 5.250%, 11/15/14	100,269
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	116,312
80,000	7.750%, 10/01/96	83,069

		703,831

	Construction Materials — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	19,603

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
28,000	1.625%, 02/24/17	27,860
40,000	5.400%, 03/29/17	46,812
80,000	6.500%, 04/01/19	99,205
	Rio Tinto Finance USA Ltd., (Australia),
12,000	3.500%, 11/02/20	12,252
60,000	8.950%, 05/01/14	69,557

		255,686

	Total Materials	979,120

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
7,000	AT&T Corp., 8.000%, 11/15/31	9,833
	AT&T, Inc.,
205,000	5.350%, 09/01/40	217,979
100,000	5.500%, 02/01/18	117,814
70,000	5.600%, 05/15/18	82,788
70,000	5.800%, 02/15/19	83,086
45,000	6.300%, 01/15/38	52,888
145,000	BellSouth Corp., 5.200%, 09/15/14	159,582
185,484	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	196,947
50,000	Centel Capital Corp., 9.000%, 10/15/19	58,099
	CenturyLink, Inc.,
90,000	6.450%, 06/15/21	92,386
60,000	7.600%, 09/15/39	56,755
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	96,213
35,000	France Telecom S.A., (France), 2.750%, 09/14/16	36,002
200,000	GTE Corp., 6.840%, 04/15/18	244,273
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	51,500
130,000	5.250%, 11/15/13	133,575
	Telefonica Emisiones S.A.U., (Spain),
19,000	5.462%, 02/16/21	18,471
100,000	5.855%, 02/04/13	103,391

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
25,000	5.877%, 07/15/19	25,380
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	109,018
200,000	Verizon Global Funding Corp., 7.750%, 12/01/30	270,871
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	158,043
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	124,968
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	103,761

		2,603,623

	Wireless Telecommunication Services — 0.1%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40,459
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	77,096
50,000	6.800%, 08/15/18	62,235
	Vodafone Group plc, (United Kingdom),
50,000	1.625%, 03/20/17	49,300
50,000	5.000%, 09/15/15	56,116

		285,206

	Total Telecommunication Services	2,888,829

Utilities — 1.4%
	Electric Utilities — 1.0%
62,000	Alabama Power Co., 6.125%, 05/15/38	78,018
9,000	Arizona Public Service Co., 4.500%, 04/01/42	8,819
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	106,468
25,000	5.300%, 01/15/19	29,395
100,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	108,031
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	46,335
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	43,505
75,000	5.100%, 04/15/18	87,811
75,000	5.625%, 11/30/12	77,477
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	77,664
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	80,161
29,000	5.750%, 10/01/41	32,370
	Florida Power & Light Co.,
55,000	5.950%, 10/01/33	67,708
30,000	5.950%, 02/01/38	37,711
25,000	Georgia Power Co., 5.950%, 02/01/39	30,420
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,066
50,000	Kansas City Power & Light Co., 5.300%, 10/01/41	52,755
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	43,916
25,000	Northern States Power Co., 6.250%, 06/01/36	32,762
40,000	Ohio Power Co., 6.050%, 05/01/18	47,284
	Oncor Electric Delivery Co. LLC,
15,000	5.950%, 09/01/13	15,975
30,000	6.800%, 09/01/18	36,266
25,000	7.000%, 09/01/22	30,338
	Pacific Gas & Electric Co.,
24,000	4.500%, 12/15/41	24,025
75,000	5.625%, 11/30/17	89,150
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	99,852
35,000	Progress Energy, Inc., 4.400%, 01/15/21	38,197
37,000	PSEG Power LLC, 5.125%, 04/15/20	40,451
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,662
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	216,896
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	32,869
25,000	6.330%, 11/01/13	27,086
50,000	Southwestern Public Service Co., 8.750%, 12/01/18	67,005
	Spectra Energy Capital LLC,
45,000	7.500%, 09/15/38	56,627
50,000	8.000%, 10/01/19	63,177
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	144,190
50,000	5.400%, 04/30/18	59,448
70,000	5.950%, 09/15/17	85,000
70,000	6.350%, 11/30/37	90,951

		2,343,841

	Gas Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	37,093
30,000	4.450%, 04/15/13	31,034
96,000	5.875%, 03/15/41	112,841
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	22,086

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Gas Utilities — Continued
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	28,952
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	91,122
	TransCanada PipeLines Ltd., (Canada),
50,000	4.000%, 06/15/13	51,989
50,000	6.500%, 08/15/18	61,691
50,000	7.125%, 01/15/19	63,381

		500,189

	Multi-Utilities — 0.1%
75,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	76,941
	Sempra Energy,
100,000	6.500%, 06/01/16	118,209
40,000	8.900%, 11/15/13	44,750

		239,900

	Water Utilities — 0.1%
100,000	American Water Capital Corp., 6.085%, 10/15/17	116,321

	Total Utilities	3,200,251

	Total Corporate Bonds (Cost $34,096,644)	36,459,504

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	79,136
200,000	2.950%, 02/05/15	212,027
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15	114,000

	Total Foreign Government Securities (Cost $375,779)	405,163

Mortgage Pass-Through Securities — 5.2%
	Federal Home Loan Mortgage Corp.,
91,907	ARM, 2.210%, 01/01/27	96,907
26,165	ARM, 2.361%, 04/01/30	27,727
167,118	ARM, 2.512%, 04/01/34	175,777
144,041	ARM, 2.595%, 03/01/35	153,734
64,988	ARM, 6.006%, 01/01/37	70,475
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
42,136	4.500%, 08/01/18	46,019
51,349	5.000%, 12/01/13 - 04/01/14	53,694
14,067	5.500%, 03/01/14	15,220
4,173	6.000%, 04/01/14	4,504
213,511	6.500%, 06/01/14 - 02/01/19	235,092
24,489	7.000%, 01/01/17	24,817
1,886	8.500%, 11/01/15	1,893
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
48,030	6.000%, 12/01/22	52,970
90,821	6.500%, 11/01/22	101,618
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
170,729	5.500%, 10/01/33	190,095
418,938	6.000%, 04/01/26 - 02/01/39	463,278
543,280	6.500%, 11/01/25 - 11/01/34	620,087
111,100	7.000%, 04/01/35	129,239
8,062	8.500%, 07/01/28	9,761
126,936	Federal Home Loan Mortgage Corp. Gold Pool, Other, 7.000%, 07/01/29	140,015
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
32,451	10.000%, 01/01/20 - 09/01/20	38,225
1,057	12.000%, 07/01/19	1,181
	Federal National Mortgage Association,
2,592	ARM, 1.905%, 03/01/19	2,617
483,066	ARM, 2.090%, 01/01/35	511,277
156,997	ARM, 2.333%, 08/01/34	165,538
133,859	ARM, 2.358%, 07/01/33	139,630
109,939	ARM, 2.420%, 04/01/33	115,860
152,519	ARM, 2.435%, 10/01/34	162,268
105,147	ARM, 2.486%, 05/01/35	111,611
101,008	ARM, 2.565%, 01/01/34	107,562
36,363	ARM, 2.578%, 04/01/34	38,911
6,994	ARM, 3.899%, 03/01/29	7,422
	Federal National Mortgage Association, 15 Year, Single Family,
185,051	3.500%, 09/01/18 - 05/01/19	194,676
32,136	4.000%, 07/01/18	34,300
208,670	4.500%, 03/01/23 - 05/01/23	223,599
28,487	5.000%, 06/01/18	31,161
233,571	5.500%, 04/01/22	254,574
234,067	6.000%, 04/01/13 - 09/01/22	253,554
71,929	6.500%, 05/01/13 - 08/01/20	79,146
15,243	8.000%, 11/01/12 - 01/01/16	15,980
	Federal National Mortgage Association, 20 Year, Single Family,
103,275	4.500%, 01/01/25	111,700
591,448	5.000%, 11/01/23	648,425
158,170	6.500%, 03/01/19 - 12/01/22	177,186
9,032	7.500%, 02/01/13	9,185

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, FHA/VA,
57,914	8.500%, 10/01/26 - 06/01/30	62,960
84,152	9.000%, 04/01/25	101,041
	Federal National Mortgage Association, 30 Year, Single Family,
291,260	3.000%, 09/01/31	292,916
488,942	4.130%, 07/01/20	537,871
283,421	4.500%, 04/01/38 - 05/01/39	301,540
310,502	5.000%, 09/01/35	335,757
140,732	5.500%, 01/01/38 - 06/01/38	153,469
192,414	6.000%, 01/01/29 - 03/01/33	215,333
835,452	6.500%, 09/01/25 - 11/01/36	943,605
4,140	7.000%, 08/01/32	4,854
45,874	7.500%, 03/01/30 - 08/01/30	49,978
146,009	8.000%, 03/01/27 - 11/01/28	175,598
	Federal National Mortgage Association, Other,
344,691	5.500%, 09/01/33 - 04/01/38	372,246
132,322	6.000%, 09/01/28	147,213
219,797	6.500%, 10/01/35	246,222
	Government National Mortgage Association II, 30 Year, Single Family,
4,729	7.500%, 12/20/26	5,604
93,009	8.000%, 11/20/26 - 01/20/27	111,511
3,261	8.500%, 05/20/25	3,943
	Government National Mortgage Association II, Other,
590,264	ARM, 2.125%, 07/20/34 - 09/20/34	611,248
13,112	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	14,254
	Government National Mortgage Association, 30 Year, Single Family,
196,527	6.000%, 05/15/37 - 10/15/38	222,018
199,538	6.500%, 03/15/28 - 12/15/38	229,130
41,893	7.000%, 12/15/25 - 06/15/33	49,672
22,519	7.500%, 05/15/23 - 09/15/28	25,737
25,658	8.000%, 09/15/22 - 10/15/27	30,665
8,020	9.000%, 11/15/24	9,406
244,120	9.500%, 10/15/24	291,195

	Total Mortgage Pass-Through Securities (Cost $10,722,198)	11,593,496

Municipal Bonds — 0.2%
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33	151,494

	New York — 0.1%
30,000	New York State Dormitory Authority, Build America Bonds, Series D, Rev., 5.600%, 03/15/40	35,326
130,000	Port Authority of New York & New Jersey, Taxable Construction 164th, Rev., 5.647%, 11/01/40	151,521

		186,847

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 †	99,015

	Total Municipal Bonds (Cost $416,187)	437,356

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $49,971)	51,848

U.S. Government Agency Securities — 11.8%
	Federal Home Loan Mortgage Corp.,
30,000	4.875%, 06/13/18	35,784
125,000	5.125%, 10/18/16	146,566
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,319,963
195,000	2.750%, 03/13/14	204,298
150,000	5.000%, 02/13/17	176,537
	Federal National Mortgage Association STRIPS
6,000,000	09/23/20	4,778,772
630,000	03/23/28	341,137
	Financing Corp., Principal STRIPS,
2,000,000	11/02/18	1,741,526
8,000,000	12/06/18	6,802,264
100,000	09/26/19	83,797
4,000,000	Residual Funding Corp. Principal STRIPS, 07/15/20	3,282,184
2,000,000	Resolution Funding Corp. Interest STRIPS, 01/15/20	1,676,778
33,000	Tennessee Valley Authority, 4.625%, 09/15/60	36,017
5,000,000	Tennessee Valley Authority STRIPS, 07/15/16	4,684,840

	Total U.S. Government Agency Securities (Cost $20,445,420)	26,310,463

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — 19.9%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	498,324
50,000	4.500%, 02/15/36	61,031
75,000	4.500%, 05/15/38	91,805
50,000	4.750%, 02/15/37	63,281
230,000	5.000%, 05/15/37	301,516
50,000	5.375%, 02/15/31	67,250
200,000	6.125%, 11/15/27	282,625
50,000	6.250%, 05/15/30	73,203
10,000	6.375%, 08/15/27	14,427
150,000	6.750%, 08/15/26	221,484
80,000	7.250%, 08/15/22	117,462
250,000	8.000%, 11/15/21	379,746
	U.S. Treasury Bonds STRIPS,
600,000	11/15/14	592,164
1,750,000	02/15/15	1,721,848
500,000	05/15/15	490,490
180,000	08/15/15	176,045
4,715,000	11/15/15	4,595,088
3,300,000	02/15/16 (m)	3,201,089
1,615,000	05/15/16	1,556,127
1,925,000	08/15/16	1,845,145
3,050,000	11/15/16	2,906,363
825,000	02/15/17	781,690
3,625,000	08/15/17	3,392,743
2,900,000	11/15/17	2,693,854
150,000	02/15/18	138,259
280,000	02/15/19	249,567
100,000	05/15/19	88,334
400,000	08/15/19	350,222
2,003,000	05/15/20	1,700,247
350,000	08/15/20	294,514
250,000	05/15/21	203,830
100,000	08/15/21	80,725
300,000	11/15/21	239,720
10,000	11/15/24	6,942
100,000	05/15/26	64,589
50,000	08/15/26	31,919
250,000	11/15/26	157,739
600,000	02/15/27	374,286
175,000	05/15/27	107,990
400,000	11/15/27	241,566
50,000	08/15/28	29,305
100,000	11/15/28	58,049
250,000	08/15/29	140,855
100,000	11/15/29	55,777
725,000	02/15/30	400,029
50,000	08/15/30	27,074
50,000	11/15/30	26,820
75,000	05/15/31	39,351
400,000	11/15/32	197,383
325,000	05/15/33	157,079
100,000	08/15/33	47,817
200,000	11/15/33	94,702
225,000	02/15/34	105,384
100,000	05/15/34	46,367
50,000	02/15/35	22,471
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	139,340
300,000	3.625%, 04/15/28	620,358
	U.S. Treasury Inflation Indexed Notes,
200,000	0.500%, 04/15/15	221,770
170,000	1.375%, 07/15/18	204,616
	U.S. Treasury Notes,
125,000	1.375%, 11/30/18	123,818
400,000	1.375%, 12/31/18	395,781
150,000	1.750%, 10/31/18	152,379
400,000	2.250%, 07/31/18	419,813
742,000	3.125%, 05/15/19	817,070
200,000	3.250%, 12/31/16	220,875
500,000	4.750%, 08/15/17	593,750
10,000,000	U.S. Treasury Principal STRIPS, 05/15/20	8,539,830

	Total U.S. Treasury Obligations (Cost $38,307,636)	44,353,112

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
2,427,808	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $2,427,808)	2,427,808

	Total Investments — 99.7% (Cost $200,796,170)	222,093,589
	Other Assets in Excess of Liabilities — 0.3%	746,988

	NET ASSETS — 100.0%	$222,840,577

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue Bond
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2012.

(~)	—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The portfolio owns fair valued securities with a value of approximately $457,429 which amounts to 0.2% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	—	Security matures in 2111.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,219,707
Aggregate gross unrealized depreciation	(3,922,288)

Net unrealized appreciation/depreciation	$21,297,419

Federal income tax cost of investments	$200,796,170

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,510,341	$201,103	$2,711,444
Collateralized Mortgage Obligations
Agency CMO	—	69,223,869	—	69,223,869
Non-Agency CMO	—	23,497,882	161,826	23,659,708

Total Collateralized Mortgage Obligations	—	92,721,751	161,826	92,883,577

Commercial Mortgage-Backed Securities	—	4,459,818	—	4,459,818
Corporate Bonds
Consumer Discretionary	—	2,729,163	—	2,729,163
Consumer Staples	—	1,377,732	—	1,377,732
Energy	—	1,178,745	—	1,178,745
Financials	—	19,868,167	94,500	19,962,667
Health Care	—	508,051	—	508,051
Industrials	—	1,666,767	—	1,666,767
Information Technology	—	1,968,179	—	1,968,179
Materials	—	979,120	—	979,120
Telecommunication Services	—	2,888,829	—	2,888,829
Utilities	—	3,200,251	—	3,200,251

Total Corporate Bonds	—	36,365,004	94,500	36,459,504

Foreign Government Securities	—	405,163	—	405,163
Mortgage Pass-Through Securities	—	11,593,496	—	11,593,496
Municipal Bonds	—	437,356	—	437,356
Supranational	—	51,848	—	51,848
U.S. Government Agency Securities	—	26,310,463	—	26,310,463
U.S. Treasury Obligations	—	44,353,112	—	44,353,112
Short-Term Investment
Investment Company	2,427,808	—	—	2,427,808

Total Investments in Securities	$2,427,808	$219,208,352	$457,429	$222,093,589

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/12
Investments in Securities
Asset-Backed Securities	$216,362	$—	$7	$1	$—	$(15,267)	$—	$—	$201,103
Collateralized Mortgage Obligations - Non-Agency	189,888	—	265	32		(28,359)	—	—	161,826
Corporate Bonds - Financials	293,044	(565,725)	590,564	—	—	(223,383)	—	—	94,500

Total	$699,294	$(565,725)	$590,836	$33	$—	$(267,009)	$—	$—	$457,429

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $3,772.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 10.8%
	Auto Components — 0.3%
580	BorgWarner, Inc. (a)	48,917
1,299	Goodyear Tire & Rubber Co. (The) (a)	14,575
3,615	Johnson Controls, Inc.	117,415

		180,907

	Automobiles — 0.5%
20,185	Ford Motor Co.	252,111
1,214	Harley-Davidson, Inc.	59,583

		311,694

	Distributors — 0.1%
827	Genuine Parts Co.	51,894

	Diversified Consumer Services — 0.1%
597	Apollo Group, Inc., Class A (a)	23,068
317	DeVry, Inc.	10,737
1,556	H&R Block, Inc.	25,627

		59,432

	Hotels, Restaurants & Leisure — 2.0%
2,405	Carnival Corp.	77,153
166	Chipotle Mexican Grill, Inc. (a)	69,388
682	Darden Restaurants, Inc.	34,891
1,580	International Game Technology	26,528
1,418	Marriott International, Inc., Class A	53,671
5,409	McDonald’s Corp.	530,623
4,001	Starbucks Corp.	223,616
1,041	Starwood Hotels & Resorts Worldwide, Inc.	58,723
775	Wyndham Worldwide Corp.	36,045
422	Wynn Resorts Ltd.	52,699
2,445	Yum! Brands, Inc.	174,035

		1,337,372

	Household Durables — 0.2%
1,481	D.R. Horton, Inc.	22,467
373	Harman International Industries, Inc.	17,460
744	Leggett & Platt, Inc.	17,119
862	Lennar Corp., Class A	23,429
1,532	Newell Rubbermaid, Inc.	27,285
1,788	PulteGroup, Inc. (a)	15,824
407	Whirlpool Corp.	31,282

		154,866

	Internet & Catalog Retail — 0.9%
1,933	Amazon.com, Inc. (a)	391,452
504	Expedia, Inc.	16,853
294	NetFlix, Inc. (a)	33,822
264	priceline.com, Inc. (a)	189,420
503	TripAdvisor, Inc. (a)	17,942

		649,489

	Leisure Equipment & Products — 0.1%
614	Hasbro, Inc.	22,546
1,800	Mattel, Inc.	60,588

		83,134

	Media — 3.1%
1,151	Cablevision Systems Corp., Class A	16,897
3,447	CBS Corp. (Non-Voting), Class B	116,888
14,321	Comcast Corp., Class A	429,773
3,592	DIRECTV, Class A (a)	177,229
1,373	Discovery Communications, Inc., Class A (a)	69,474
1,258	Gannett Co., Inc.	19,285
2,369	Interpublic Group of Cos., Inc. (The)	27,030
1,476	McGraw-Hill Cos., Inc. (The)	71,542
11,431	News Corp., Class A	225,076
1,449	Omnicom Group, Inc.	73,392
507	Scripps Networks Interactive, Inc., Class A	24,686
1,668	Time Warner Cable, Inc.	135,942
5,150	Time Warner, Inc.	194,412
2,869	Viacom, Inc., Class B	136,163
9,519	Walt Disney Co. (The)	416,742
26	Washington Post Co. (The), Class B	9,713

		2,144,244

	Multiline Retail — 0.8%
348	Big Lots, Inc. (a)	14,971
632	Dollar Tree, Inc. (a)	59,718
625	Family Dollar Stores, Inc.	39,550
768	J.C. Penney Co., Inc.	27,210
1,346	Kohl’s Corp.	67,341
2,200	Macy’s, Inc.	87,406
849	Nordstrom, Inc.	47,306
203	Sears Holdings Corp. (a)	13,449
3,567	Target Corp.	207,849

		564,800

	Specialty Retail — 2.0%
455	Abercrombie & Fitch Co., Class A	22,572
238	AutoNation, Inc. (a)	8,166
145	AutoZone, Inc. (a)	53,911
1,257	Bed Bath & Beyond, Inc. (a)	82,673
1,507	Best Buy Co., Inc.	35,686
1,203	CarMax, Inc. (a)	41,684

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Specialty Retail — Continued
725	GameStop Corp., Class A	15,834
1,763	Gap, Inc. (The)	46,085
8,187	Home Depot, Inc. (The)	411,888
1,306	Limited Brands, Inc.	62,688
6,591	Lowe’s Cos., Inc.	206,826
676	O’Reilly Automotive, Inc. (a)	61,753
1,214	Ross Stores, Inc.	70,533
3,686	Staples, Inc.	59,639
674	Tiffany & Co.	46,594
4,006	TJX Cos., Inc.	159,078
590	Urban Outfitters, Inc. (a)	17,175

		1,402,785

	Textiles, Apparel & Luxury Goods — 0.7%
1,528	Coach, Inc.	118,084
1,950	NIKE, Inc., Class B	211,458
343	Ralph Lauren Corp.	59,795
464	V.F. Corp.	67,735

		457,072

	Total Consumer Discretionary	7,397,689

Consumer Staples — 10.6%
	Beverages — 2.4%
832	Beam, Inc.	48,730
528	Brown-Forman Corp., Class B	44,030
12,019	Coca-Cola Co. (The)	889,526
1,595	Coca-Cola Enterprises, Inc.	45,617
912	Constellation Brands, Inc., Class A (a)	21,514
1,126	Dr. Pepper Snapple Group, Inc.	45,277
834	Molson Coors Brewing Co., Class B	37,739
8,341	PepsiCo, Inc.	553,425

		1,685,858

	Food & Staples Retailing — 2.2%
2,310	Costco Wholesale Corp.	209,748
6,917	CVS Caremark Corp.	309,882
3,052	Kroger Co. (The)	73,950
1,423	Safeway, Inc.	28,759
1,127	SUPERVALU, Inc.	6,435
3,105	Sysco Corp.	92,715
4,639	Walgreen Co.	155,360
9,276	Wal-Mart Stores, Inc.	567,691
862	Whole Foods Market, Inc.	71,719

		1,516,259

	Food Products — 1.8%
3,514	Archer-Daniels-Midland Co.	111,253
948	Campbell Soup Co.	32,090
2,191	ConAgra Foods, Inc.	57,536
978	Dean Foods Co. (a)	11,843
3,424	General Mills, Inc.	135,077
1,699	H.J. Heinz Co.	90,981
814	Hershey Co. (The)	49,923
729	Hormel Foods Corp.	21,520
602	JM Smucker Co. (The)	48,979
1,309	Kellogg Co.	70,202
9,391	Kraft Foods, Inc., Class A	356,952
707	McCormick & Co., Inc. (Non-Voting)	38,482
1,082	Mead Johnson Nutrition Co.	89,243
3,142	Sara Lee Corp.	67,647
1,548	Tyson Foods, Inc., Class A	29,644

		1,211,372

	Household Products — 2.1%
689	Clorox Co. (The)	47,369
2,547	Colgate-Palmolive Co.	249,045
2,091	Kimberly-Clark Corp.	154,504
14,628	Procter & Gamble Co. (The)	983,148

		1,434,066

	Personal Products — 0.2%
2,289	Avon Products, Inc.	44,315
1,194	Estee Lauder Cos., Inc. (The), Class A	73,956

		118,271

	Tobacco — 1.9%
10,864	Altria Group, Inc.	335,372
701	Lorillard, Inc.	90,766
9,145	Philip Morris International, Inc.	810,338
1,775	Reynolds American, Inc.	73,556

		1,310,032

	Total Consumer Staples	7,275,858

Energy — 11.1%
	Energy Equipment & Services — 1.8%
2,324	Baker Hughes, Inc.	97,469
1,307	Cameron International Corp. (a)	69,049
369	Diamond Offshore Drilling, Inc.	24,631
1,270	FMC Technologies, Inc. (a)	64,033
4,902	Halliburton Co.	162,697
570	Helmerich & Payne, Inc.	30,752
1,533	Nabors Industries Ltd., (Bermuda) (a)	26,812
2,253	National Oilwell Varco, Inc.	179,046
1,339	Noble Corp., (Switzerland) (a)	50,172
656	Rowan Cos., Inc. (a)	21,602

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
7,083	Schlumberger Ltd.	495,314

		1,221,577

	Oil, Gas & Consumable Fuels — 9.3%
1,168	Alpha Natural Resources, Inc. (a)	17,765
2,647	Anadarko Petroleum Corp.	207,366
2,041	Apache Corp.	204,998
1,114	Cabot Oil & Gas Corp.	34,723
3,518	Chesapeake Energy Corp.	81,512
10,499	Chevron Corp.	1,125,913
6,796	ConocoPhillips	516,564
1,206	Consol Energy, Inc.	41,125
2,073	Denbury Resources, Inc. (a)	37,791
2,146	Devon Energy Corp.	152,623
4,105	El Paso Corp.	121,303
1,429	EOG Resources, Inc.	158,762
794	EQT Corp.	38,279
25,031	Exxon Mobil Corp.	2,170,939
1,607	Hess Corp.	94,733
3,738	Marathon Oil Corp.	118,495
1,846	Marathon Petroleum Corp.	80,043
1,030	Murphy Oil Corp.	57,958
704	Newfield Exploration Co. (a)	24,415
940	Noble Energy, Inc.	91,913
4,307	Occidental Petroleum Corp.	410,156
1,446	Peabody Energy Corp.	41,876
655	Pioneer Natural Resources Co.	73,091
943	QEP Resources, Inc.	28,761
838	Range Resources Corp.	48,721
1,854	Southwestern Energy Co. (a)	56,732
3,458	Spectra Energy Corp.	109,100
567	Sunoco, Inc.	21,631
738	Tesoro Corp. (a)	19,808
2,948	Valero Energy Corp.	75,970
3,145	Williams Cos., Inc. (The)	96,897
1,055	WPX Energy, Inc. (a)	19,000

		6,378,963

	Total Energy	7,600,540

Financials — 14.7%
	Capital Markets — 2.0%
1,178	Ameriprise Financial, Inc.	67,299
6,398	Bank of New York Mellon Corp. (The)	154,384
533	BlackRock, Inc.	109,212
5,739	Charles Schwab Corp. (The)	82,469
1,349	E*Trade Financial Corp. (a)	14,772
490	Federated Investors, Inc., Class B	10,981
757	Franklin Resources, Inc.	93,891
2,628	Goldman Sachs Group, Inc. (The)	326,844
2,369	Invesco Ltd.	63,181
660	Legg Mason, Inc.	18,434
8,091	Morgan Stanley	158,907
1,281	Northern Trust Corp.	60,783
2,591	State Street Corp.	117,891
1,346	T. Rowe Price Group, Inc.	87,894

		1,366,942

	Commercial Banks — 2.8%
3,703	BB&T Corp.	116,237
1,050	Comerica, Inc.	33,978
4,885	Fifth Third Bancorp	68,634
1,362	First Horizon National Corp.	14,138
4,591	Huntington Bancshares, Inc.	29,612
5,061	KeyCorp	43,019
671	M&T Bank Corp.	58,296
2,802	PNC Financial Services Group, Inc.	180,701
7,509	Regions Financial Corp.	49,484
2,827	SunTrust Banks, Inc.	68,329
10,149	U.S. Bancorp	321,520
28,005	Wells Fargo & Co.	956,091
978	Zions Bancorp	20,988

		1,961,027

	Consumer Finance — 0.9%
5,390	American Express Co.	311,865
2,939	Capital One Financial Corp.	163,820
2,815	Discover Financial Services	93,852
2,705	SLM Corp.	42,631

		612,168

	Diversified Financial Services — 3.4%
56,998	Bank of America Corp.	545,471
15,554	Citigroup, Inc.	568,499
353	CME Group, Inc.	102,133
385	IntercontinentalExchange, Inc. (a)	52,907
20,273	JPMorgan Chase & Co. (q)	932,152
1,052	Leucadia National Corp.	27,457
1,042	Moody’s Corp.	43,868
663	NASDAQ OMX Group, Inc. (The) (a)	17,172
1,372	NYSE Euronext	41,174

		2,330,833

	Insurance — 3.5%
1,791	ACE Ltd., (Switzerland)	131,101

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
2,481	Aflac, Inc.	114,101
2,646	Allstate Corp. (The)	87,106
2,857	American International Group, Inc. (a)	88,081
1,727	Aon Corp., (United Kingdom) (a)	84,727
465	Assurant, Inc.	18,832
9,337	Berkshire Hathaway, Inc., Class B (a)	757,698
1,440	Chubb Corp. (The)	99,518
862	Cincinnati Financial Corp.	29,748
2,610	Genworth Financial, Inc., Class A (a)	21,715
2,338	Hartford Financial Services Group, Inc.	49,285
1,547	Lincoln National Corp.	40,779
1,623	Loews Corp.	64,709
2,886	Marsh & McLennan Cos., Inc.	94,632
5,631	MetLife, Inc.	210,318
1,601	Principal Financial Group, Inc.	47,246
3,248	Progressive Corp. (The)	75,289
2,496	Prudential Financial, Inc.	158,221
532	Torchmark Corp.	26,520
2,088	Travelers Cos., Inc. (The)	123,610
1,543	Unum Group	37,773
1,676	XL Group plc, (Ireland)	36,352

		2,397,361

	Real Estate Investment Trusts (REITs) — 2.0%
2,091	American Tower Corp.	131,775
643	Apartment Investment & Management Co., Class A	16,982
506	AvalonBay Communities, Inc.	71,523
787	Boston Properties, Inc.	82,627
1,595	Equity Residential	99,879
2,175	HCP, Inc.	85,825
1,117	Health Care REIT, Inc.	61,390
3,758	Host Hotels & Resorts, Inc.	61,706
2,161	Kimco Realty Corp.	41,621
857	Plum Creek Timber Co., Inc.	35,617
2,438	ProLogis, Inc.	87,817
755	Public Storage	104,318
1,626	Simon Property Group, Inc.	236,876
1,534	Ventas, Inc.	87,591
983	Vornado Realty Trust	82,769
2,849	Weyerhaeuser Co.	62,450

		1,350,766

	Real Estate Management & Development — 0.0% (g)
1,742	CBRE Group, Inc., Class A (a)	34,770

	Thrifts & Mortgage Finance — 0.1%
2,802	Hudson City Bancorp, Inc.	20,483
1,908	People’s United Financial, Inc.	25,262

		45,745

	Total Financials	10,099,612

Health Care — 11.2%
	Biotechnology — 1.2%
4,203	Amgen, Inc.	285,762
1,268	Biogen Idec, Inc. (a)	159,730
2,330	Celgene Corp. (a)	180,621
4,022	Gilead Sciences, Inc. (a)	196,475

		822,588

	Health Care Equipment & Supplies — 1.7%
2,976	Baxter International, Inc.	177,905
1,116	Becton, Dickinson & Co.	86,657
7,708	Boston Scientific Corp. (a)	46,094
446	C.R. Bard, Inc.	44,029
1,194	CareFusion Corp. (a)	30,960
2,567	Covidien plc, (Ireland)	140,363
754	DENTSPLY International, Inc.	30,258
611	Edwards Lifesciences Corp. (a)	44,438
209	Intuitive Surgical, Inc. (a)	113,226
5,526	Medtronic, Inc.	216,564
1,702	St. Jude Medical, Inc.	75,416
1,720	Stryker Corp.	95,426
600	Varian Medical Systems, Inc. (a)	41,376
946	Zimmer Holdings, Inc.	60,809

		1,203,521

	Health Care Providers & Services — 2.1%
1,861	Aetna, Inc.	93,348
1,369	AmerisourceBergen Corp.	54,322
1,836	Cardinal Health, Inc.	79,150
1,522	Cigna Corp.	74,959
750	Coventry Health Care, Inc.	26,677
498	DaVita, Inc. (a)	44,905
2,575	Express Scripts, Inc. (a)	139,514
871	Humana, Inc.	80,550
516	Laboratory Corp. of America Holdings (a)	47,235
1,307	McKesson Corp.	114,715
2,061	Medco Health Solutions, Inc. (a)	144,888
465	Patterson Cos., Inc.	15,531
841	Quest Diagnostics, Inc.	51,427
2,177	Tenet Healthcare Corp. (a)	11,560
5,550	UnitedHealth Group, Inc.	327,117

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
1,778	WellPoint, Inc.	131,216

		1,437,114

	Health Care Technology — 0.1%
775	Cerner Corp. (a)	59,024

	Life Sciences Tools & Services — 0.4%
1,846	Agilent Technologies, Inc.	82,166
947	Life Technologies Corp. (a)	46,233
603	PerkinElmer, Inc.	16,679
1,943	Thermo Fisher Scientific, Inc.	109,546
473	Waters Corp. (a)	43,828

		298,452

	Pharmaceuticals — 5.7%
8,350	Abbott Laboratories	511,772
1,617	Allergan, Inc.	154,310
8,965	Bristol-Myers Squibb Co.	302,569
5,423	Eli Lilly & Co.	218,384
1,410	Forest Laboratories, Inc. (a)	48,913
875	Hospira, Inc. (a)	32,716
14,579	Johnson & Johnson	961,631
16,166	Merck & Co., Inc.	620,774
2,267	Mylan, Inc. (a)	53,161
495	Perrigo Co.	51,138
40,036	Pfizer, Inc.	907,216
675	Watson Pharmaceuticals, Inc. (a)	45,266

		3,907,850

	Total Health Care	7,728,549

Industrials — 10.4%
	Aerospace & Defense — 2.5%
3,960	Boeing Co. (The)	294,505
1,895	General Dynamics Corp.	139,055
668	Goodrich Corp.	83,794
4,118	Honeywell International, Inc.	251,404
526	L-3 Communications Holdings, Inc.	37,225
1,416	Lockheed Martin Corp.	127,242
1,342	Northrop Grumman Corp.	81,969
771	Precision Castparts Corp.	133,306
1,805	Raytheon Co.	95,268
789	Rockwell Collins, Inc.	45,415
1,485	Textron, Inc.	41,328
4,834	United Technologies Corp.	400,932

		1,731,443

	Air Freight & Logistics — 1.0%
868	C.H. Robinson Worldwide, Inc.	56,846
1,126	Expeditors International of Washington, Inc.	52,370
1,670	FedEx Corp.	153,573
5,092	United Parcel Service, Inc., Class B	411,026

		673,815

	Airlines — 0.1%
4,105	Southwest Airlines Co.	33,825

	Building Products — 0.0% (g)
1,898	Masco Corp.	25,376

	Commercial Services & Supplies — 0.4%
565	Avery Dennison Corp.	17,024
586	Cintas Corp.	22,924
909	Iron Mountain, Inc.	26,179
1,061	Pitney Bowes, Inc.	18,652
948	R.R. Donnelley & Sons Co.	11,746
1,671	Republic Services, Inc.	51,066
450	Stericycle, Inc. (a)	37,638
2,450	Waste Management, Inc.	85,652

		270,881

	Construction & Engineering — 0.2%
898	Fluor Corp.	53,916
682	Jacobs Engineering Group, Inc. (a)	30,260
1,122	Quanta Services, Inc. (a)	23,450

		107,626

	Electrical Equipment — 0.5%
842	Cooper Industries plc	53,846
3,900	Emerson Electric Co.	203,502
756	Rockwell Automation, Inc.	60,253
515	Roper Industries, Inc.	51,068

		368,669

	Industrial Conglomerates — 2.6%
3,689	3M Co.	329,096
3,038	Danaher Corp.	170,128
56,195	General Electric Co.	1,127,834
2,448	Tyco International Ltd., (Switzerland)	137,528

		1,764,586

	Machinery — 2.0%
3,439	Caterpillar, Inc.	366,322
1,019	Cummins, Inc.	122,321
2,134	Deere & Co.	172,641
975	Dover Corp.	61,366
1,778	Eaton Corp.	88,598
289	Flowserve Corp.	33,382

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
2,569	Illinois Tool Works, Inc.	146,741
1,579	Ingersoll-Rand plc, (Ireland)	65,292
562	Joy Global, Inc.	41,307
1,895	PACCAR, Inc.	88,743
613	Pall Corp.	36,553
801	Parker Hannifin Corp.	67,724
310	Snap-on, Inc.	18,901
900	Stanley Black & Decker, Inc.	69,264
981	Xylem, Inc.	27,223

		1,406,378

	Professional Services — 0.1%
253	Dun & Bradstreet Corp. (The)	21,437
636	Equifax, Inc.	28,149
755	Robert Half International, Inc.	22,877

		72,463

	Road & Rail — 0.8%
5,588	CSX Corp.	120,254
1,753	Norfolk Southern Corp.	115,400
272	Ryder System, Inc.	14,361
2,550	Union Pacific Corp.	274,074

		524,089

	Trading Companies & Distributors — 0.2%
1,568	Fastenal Co. (c)	84,829
324	W.W. Grainger, Inc.	69,598

		154,427

	Total Industrials	7,133,578

Information Technology — 20.2%
	Communications Equipment — 2.2%
28,604	Cisco Systems, Inc.	604,975
421	F5 Networks, Inc. (a)	56,818
605	Harris Corp.	27,273
1,221	JDS Uniphase Corp. (a)	17,692
2,795	Juniper Networks, Inc. (a)	63,950
1,400	Motorola Mobility Holdings, Inc. (a)	54,936
1,563	Motorola Solutions, Inc.	79,447
8,983	QUALCOMM, Inc.	611,024

		1,516,115

	Computers & Peripherals — 5.7%
4,952	Apple, Inc. (a)	2,968,575
8,110	Dell, Inc. (a)	134,626
10,904	EMC Corp. (a)	325,812
10,496	Hewlett-Packard Co.	250,120
376	Lexmark International, Inc., Class A	12,498
1,928	NetApp, Inc. (a)	86,317
1,287	SanDisk Corp. (a)	63,822
1,242	Western Digital Corp. (a)	51,406

		3,893,176

	Electronic Equipment, Instruments & Components — 0.5%
867	Amphenol Corp., Class A	51,821
8,082	Corning, Inc.	113,795
818	FLIR Systems, Inc.	20,704
979	Jabil Circuit, Inc.	24,592
729	Molex, Inc.	20,499
2,263	TE Connectivity Ltd., (Switzerland)	83,165

		314,576

	Internet Software & Services — 1.8%
944	Akamai Technologies, Inc. (a)	34,645
6,083	eBay, Inc. (a)	224,402
1,347	Google, Inc., Class A (a)	863,750
847	VeriSign, Inc.	32,474
6,446	Yahoo!, Inc. (a)	98,108

		1,253,379

	IT Services — 3.8%
3,437	Accenture plc, (Ireland), Class A	221,687
2,605	Automatic Data Processing, Inc.	143,770
1,611	Cognizant Technology Solutions Corp., Class A (a)	123,966
824	Computer Sciences Corp.	24,671
1,245	Fidelity National Information Services, Inc.	41,234
736	Fiserv, Inc. (a)	51,071
6,153	International Business Machines Corp.	1,283,823
564	MasterCard, Inc., Class A	237,185
1,713	Paychex, Inc.	53,086
1,468	SAIC, Inc. (a)	19,378
889	Teradata Corp. (a)	60,585
853	Total System Services, Inc.	19,679
2,642	Visa, Inc., Class A	311,756
3,294	Western Union Co. (The)	57,974

		2,649,865

	Office Electronics — 0.1%
7,073	Xerox Corp.	57,150

	Semiconductors & Semiconductor Equipment — 2.4%
3,116	Advanced Micro Devices, Inc. (a)	24,990
1,712	Altera Corp.	68,172
1,582	Analog Devices, Inc.	63,913

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
6,857	Applied Materials, Inc.	85,301
2,605	Broadcom Corp., Class A (a)	102,376
312	First Solar, Inc. (a)	7,816
26,533	Intel Corp.	745,843
885	KLA-Tencor Corp.	48,162
1,216	Linear Technology Corp.	40,979
3,010	LSI Corp. (a)	26,127
1,020	Microchip Technology, Inc. (c)	37,944
5,246	Micron Technology, Inc. (a)	42,493
375	Novellus Systems, Inc. (a)	18,716
3,243	NVIDIA Corp. (a)	49,910
990	Teradyne, Inc. (a)	16,721
6,081	Texas Instruments, Inc.	204,382
1,391	Xilinx, Inc.	50,674

		1,634,519

	Software — 3.7%
2,622	Adobe Systems, Inc. (a)	89,961
1,200	Autodesk, Inc. (a)	50,784
872	BMC Software, Inc. (a)	35,019
1,934	CA, Inc.	53,301
986	Citrix Systems, Inc. (a)	77,805
1,760	Electronic Arts, Inc. (a)	29,005
1,566	Intuit, Inc.	94,164
39,660	Microsoft Corp.	1,279,035
20,819	Oracle Corp.	607,082
1,026	Red Hat, Inc. (a)	61,447
722	Salesforce.com, Inc. (a)	111,556
3,874	Symantec Corp. (a)	72,444

		2,561,603

	Total Information Technology	13,880,383

Materials — 3.4%
	Chemicals — 2.3%
1,118	Air Products & Chemicals, Inc.	102,632
365	Airgas, Inc.	32,474
348	CF Industries Holdings, Inc.	63,562
6,295	Dow Chemical Co. (The)	218,059
4,951	E.I. du Pont de Nemours & Co.	261,908
727	Eastman Chemical Co.	37,579
1,547	Ecolab, Inc.	95,481
371	FMC Corp.	39,274
430	International Flavors & Fragrances, Inc.	25,198
2,843	Monsanto Co.	226,758
1,581	Mosaic Co. (The)	87,413
807	PPG Industries, Inc.	77,311
1,585	Praxair, Inc.	181,704
459	Sherwin-Williams Co. (The)	49,880
641	Sigma-Aldrich Corp.	46,831

		1,546,064

	Construction Materials — 0.0% (g)
686	Vulcan Materials Co.	29,313

	Containers & Packaging — 0.1%
829	Ball Corp.	35,547
547	Bemis Co., Inc.	17,663
873	Owens-Illinois, Inc. (a)	20,376
1,020	Sealed Air Corp.	19,696

		93,282

	Metals & Mining — 0.8%
5,662	Alcoa, Inc.	56,733
567	Allegheny Technologies, Inc.	23,343
754	Cliffs Natural Resources, Inc.	52,222
5,034	Freeport-McMoRan Copper & Gold, Inc.	191,493
2,629	Newmont Mining Corp.	134,789
1,683	Nucor Corp.	72,285
437	Titanium Metals Corp.	5,926
765	United States Steel Corp.	22,468

		559,259

	Paper & Forest Products — 0.2%
2,321	International Paper Co.	81,467
908	MeadWestvaco Corp.	28,684

		110,151

	Total Materials	2,338,069

Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.5%
31,486	AT&T, Inc.	983,308
3,291	CenturyLink, Inc.	127,197
5,285	Frontier Communications Corp.	22,038
15,059	Verizon Communications, Inc.	575,706
3,115	Windstream Corp.	36,477

		1,744,726

	Wireless Telecommunication Services — 0.2%
1,330	Crown Castle International Corp. (a)	70,942
1,559	MetroPCS Communications, Inc. (a)	14,062
15,919	Sprint Nextel Corp. (a)	45,369

		130,373

	Total Telecommunication Services	1,875,099

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Utilities — 3.3%
	Electric Utilities — 1.8%
2,567	American Electric Power Co., Inc.	99,035
7,094	Duke Energy Corp.	149,045
1,730	Edison International	73,542
938	Entergy Corp.	63,034
4,521	Exelon Corp.	177,251
2,221	FirstEnergy Corp.	101,255
2,210	NextEra Energy, Inc.	134,987
941	Northeast Utilities	34,930
1,209	Pepco Holdings, Inc.	22,838
580	Pinnacle West Capital Corp.	27,782
3,076	PPL Corp.	86,928
1,568	Progress Energy, Inc.	83,276
4,602	Southern Co. (The)	206,768

		1,260,671

	Gas Utilities — 0.1%
622	AGL Resources, Inc.	24,395
552	ONEOK, Inc.	45,076

		69,471

	Independent Power Producers & Energy Traders — 0.1%
3,417	AES Corp. (The) (a)	44,660
1,209	NRG Energy, Inc. (a)	18,945

		63,605

	Multi-Utilities — 1.3%
1,289	Ameren Corp.	41,996
2,263	CenterPoint Energy, Inc.	44,626
1,366	CMS Energy Corp. (c)	30,052
1,555	Consolidated Edison, Inc.	90,843
3,028	Dominion Resources, Inc.	155,064
900	DTE Energy Co.	49,527
416	Integrys Energy Group, Inc.	22,044
1,499	NiSource, Inc.	36,501
2,189	PG&E Corp.	95,024
2,688	Public Service Enterprise Group, Inc.	82,280
616	SCANA Corp.	28,096
1,278	Sempra Energy	76,629
1,146	TECO Energy, Inc.	20,112
1,224	Wisconsin Energy Corp.	43,060
2,585	Xcel Energy, Inc.	68,425

		884,279

	Total Utilities	2,278,026

	Total Common Stocks (Cost $50,133,339)	67,607,403

NUMBER OF WARRANTS
Warrant — 0.0% (g)
Financials — 0.0% (g)
	Insurance — 0.0% (g)
492	American International Group, Inc., expiring 01/19/21 (a) (Cost $–)	5,230

SHARES
Short-Term Investments — 1.6%
	Investment Company — 1.3%
920,831	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m)	920,831

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills
70,000	0.067%, 06/07/12 (k) (n)	69,993
60,000	0.078%, 04/26/12 (n)	59,997

		129,990

	Total Short-Term Investments (Cost $1,050,818)	1,050,821

SHARES
Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
84,105	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $84,105)	84,105

	Total Investments — 100.1% (Cost $51,268,262)	68,747,559
	Liabilities in Excess of Other Assets — (0.1)%	(36,836)

	NET ASSETS — 100.0%	$68,710,723

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	E-mini S&P 500	06/15/12	$1,052,400	$(2,883)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,344,146
Aggregate gross unrealized depreciation	(2,864,849)

Net unrealized appreciation/depreciation	$17,479,297

Federal income tax cost of investments	$51,268,262

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$68,612,339	$135,220	$—	$68,747,559
Depreciation in Other Financial Instruments
Futures Contracts	$(2,883)	$—	$—	$(2,883)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Bills that are held for futures collateral and a warrant. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2		Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/12
Investments in Securities
Common Stocks — Consumer Discretionary	$—	(a)	$—	$—	$—	$—	$—	(a)	$—	$—	$—
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	(a)	—	—	—

Total	$—	(a)	$—	$—	$—	$—	$—	(a)	$—	$—	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Security has zero value.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobervable inputs (Level 3), amounted to zero.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.8%
	Australia — 3.5%
24,760	BHP Billiton Ltd. (m)	892,590
4,697	Rio Tinto Ltd. (m)	318,622

		1,211,212

	Belgium — 1.5%
7,100	Anheuser-Busch InBev N.V. (m)	517,085

	China — 3.4%
276,000	China Construction Bank Corp., Class H (m)	213,022
154,000	CNOOC Ltd. (m)	315,234
522,500	Industrial & Commercial Bank of China, Class H (m)	337,055
23,000	Ping An Insurance Group Co. of China Ltd., Class H (m)	173,836
41,200	Sands China Ltd. (m)	160,872

		1,200,019

	France — 12.8%
5,993	Accor S.A. (m)	213,890
22,449	AXA S.A. (m)	372,539
5,289	BNP Paribas S.A. (m)	251,599
3,245	Imerys S.A. (m)	197,528
6,010	Lafarge S.A. (m)	286,416
2,742	LVMH Moet Hennessy Louis Vuitton S.A. (m)	471,855
3,388	Pernod-Ricard S.A. (m)	354,233
2,030	PPR (m)	349,251
5,907	Sanofi (m)	458,333
4,662	Schneider Electric S.A. (m)	304,992
5,760	Societe Generale S.A. (m)	169,015
2,980	Technip S.A. (m)	351,893
12,876	Total S.A. (m)	657,701

		4,439,245

	Germany — 6.6%
1,600	Allianz SE (m)	190,962
5,780	Bayer AG (m)	406,501
2,670	Fresenius Medical Care AG & Co. KGaA (m)	189,009
2,159	Linde AG (m)	387,293
8,048	SAP AG (m)	562,118
4,285	Siemens AG (m)	432,117
4,992	Symrise AG (m)	144,434

		2,312,434

	Hong Kong — 2.2%
114,000	Belle International Holdings Ltd. (m)	205,167
15,000	Cheung Kong Holdings Ltd. (m)	193,980
97,000	Hang Lung Properties Ltd. (m)	356,499

		755,646

	Ireland — 1.6%
40,582	WPP plc (m)	554,884

	Israel — 0.9%
6,830	Teva Pharmaceutical Industries Ltd., ADR (m)	307,760

	Italy — 0.6%
113,366	Intesa Sanpaolo S.p.A. (m)	203,197

	Japan — 17.7%
10,600	Canon, Inc. (m)	507,062
6,900	Daikin Industries Ltd. (m)	189,307
5,200	East Japan Railway Co. (m)	328,271
1,800	FANUC Corp. (m)	322,407
15,000	Honda Motor Co., Ltd. (m)	577,713
65	Japan Tobacco, Inc. (m)	367,930
18,000	Komatsu Ltd. (m)	517,581
44,000	Kubota Corp. (m)	425,906
22,500	Mitsubishi Corp. (m)	526,544
3,700	Murata Manufacturing Co., Ltd. (m)	220,757
3,600	Nidec Corp. (m)	329,130
6,000	Omron Corp. (m)	129,941
6,700	Shin-Etsu Chemical Co., Ltd. (m)	389,872
2,000	SMC Corp. (m)	320,061
27,400	Sumitomo Corp. (m)	398,305
10,200	Toyota Motor Corp. (m)	443,823
508	Yahoo! Japan Corp. (m)	164,981

		6,159,591

	Mexico — 0.6%
7,860	America Movil S.A.B. de C.V., Series L, , ADR (m)	195,164

	Netherlands — 4.3%
48,943	ING Groep N.V. CVA, (a) (m)	407,600
30,889	Royal Dutch Shell plc, Class A (m)	1,082,221

		1,489,821

	South Korea — 1.3%
411	Samsung Electronics Co., Ltd. (m)	463,630

	Spain — 1.4%
34,639	Banco Bilbao Vizcaya Argentaria S.A. (m)	276,111

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Spain — Continued
2,359	Inditex S.A. (m)	225,754

		501,865

	Sweden — 0.8%
10,830	Atlas Copco AB, Class A (m)	262,022

	Switzerland — 11.6%
19,160	ABB Ltd. (a) (m)	392,121
12,970	Credit Suisse Group AG (m)	369,667
4,821	Holcim Ltd. (a) (m)	313,800
13,326	Nestle S.A. (m)	838,426
9,504	Novartis AG (m)	526,119
2,623	Roche Holding AG (m)	456,482
156	SGS S.A. (m)	303,367
22,299	Xstrata plc (m)	382,023
1,675	Zurich Financial Services AG (a) (m)	450,201

		4,032,206

	Taiwan — 1.0%
23,167	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	353,992

	United Kingdom — 25.0%
98,077	Barclays plc (m)	369,599
32,921	BG Group plc (m)	763,328
9,330	British American Tobacco plc (m)	469,995
15,380	Burberry Group plc (m)	368,724
72,674	Centrica plc (m)	367,914
23,823	GlaxoSmithKline plc (m)	532,583
84,166	HSBC Holdings plc (m)	746,553
45,669	ICAP plc (m)	287,016
12,041	Imperial Tobacco Group plc (m)	488,452
74,680	Man Group plc (m)	161,279
50,270	Marks & Spencer Group plc (m)	304,655
29,050	Meggitt plc (m)	187,841
36,241	Prudential plc (m)	434,255
7,918	Rio Tinto plc (m)	438,873
30,784	Standard Chartered plc (m)	768,727
72,478	Tesco plc (m)	382,540
14,740	Tullow Oil plc (m)	360,269
13,425	Unilever plc (m)	442,923
294,978	Vodafone Group plc (m)	813,651

		8,689,177

	Total Common Stocks (Cost $25,377,876)	33,648,950

Preferred Stocks — 1.9%
	Germany — 1.9%
3,830	Henkel AG & Co. KGaA (m)	280,677
2,270	Volkswagen AG (m)	399,209

	Total Preferred Stocks (Cost $472,351)	679,886

Short-Term Investment — 0.6%
	Investment Company — 0.6%
200,065	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $200,065)	200,065

	Total Investments — 99.3% (Cost $26,050,292)	34,528,901
	Other Assets in Excess of Liabilities — 0.7%	241,172

	NET ASSETS — 100.0%	$34,770,073

Percentages indicated are based on net assets.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2012

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

Industry	Percentage
Commercial Banks	9.7%
Oil, Gas & Consumable Fuels	9.2
Pharmaceuticals	7.8
Metals & Mining	5.9
Machinery	5.4
Insurance	4.7
Automobiles	4.1
Tobacco	3.8
Food Products	3.7
Electrical Equipment	3.0
Wireless Telecommunication Services	2.9
Trading Companies & Distributors	2.7
Chemicals	2.7
Beverages	2.5
Textiles, Apparel & Luxury Goods	2.4
Capital Markets	2.4
Semiconductors & Semiconductor Equipment	2.4
Construction Materials	2.3
Multiline Retail	1.9
Software	1.6
Media	1.6
Real Estate Management & Development	1.6
Office Electronics	1.5
Industrial Conglomerates	1.3
Specialty Retail	1.2
Diversified Financial Services	1.2
Food & Staples Retailing	1.1
Hotels, Restaurants & Leisure	1.1
Multi-Utilities	1.1
Energy Equipment & Services	1.0
Electronic Equipment, Instruments & Components	1.0
Road & Rail	1.0
Others (each less than 1.0%)	4.2

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments described in Note 2.A. are $33,471,920 which amounts to 96.9% of total investments.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,730,456
Aggregate gross unrealized depreciation	(2,251,847)

Net unrealized appreciation/depreciation	$8,478,609

Federal income tax cost of investments	$26,050,292

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$200,065	$34,328,836	$—	$34,528,901

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
	Consumer Discretionary — 13.2%
	Automobiles — 1.3%
43,600	Ford Motor Co.	544,564

	Diversified Consumer Services — 0.2%
1,400	ITT Educational Services, Inc. (a)	92,596

	Hotels, Restaurants & Leisure — 2.9%
3,500	Bally Technologies, Inc. (a)	163,625
6,600	Brinker International, Inc.	181,830
1,000	McDonald’s Corp.	98,100
4,200	Wyndham Worldwide Corp.	195,342
3,300	Wynn Resorts Ltd.	412,104
2,300	Yum! Brands, Inc.	163,714

		1,214,715

	Household Durables — 0.4%
4,200	Jarden Corp.	168,966

	Internet & Catalog Retail — 2.0%
2,300	Amazon.com, Inc. (a)	465,773
4,800	Expedia, Inc.	160,512
300	priceline.com, Inc. (a)	215,250

		841,535

	Leisure Equipment & Products — 0.6%
2,700	Mattel, Inc.	90,882
1,800	Polaris Industries, Inc.	129,870

		220,752

	Media — 2.5%
7,100	CBS Corp. (Non-Voting), Class B	240,761
7,400	DIRECTV, Class A (a)	365,116
1,100	Time Warner Cable, Inc.	89,650
7,400	Viacom, Inc., Class B	351,204

		1,046,731

	Multiline Retail — 1.5%
15,250	Macy’s, Inc.	605,883

	Specialty Retail — 1.3%
1,100	AutoZone, Inc. (a)	408,980
6,300	GameStop Corp., Class A	137,592

		546,572

	Textiles, Apparel & Luxury Goods — 0.5%
2,000	PVH Corp.	178,660

	Total Consumer Discretionary	5,460,974

	Consumer Staples — 11.2%
	Beverages — 0.4%
7,800	Constellation Brands, Inc., Class A (a)	184,002

	Food & Staples Retailing — 3.3%
5,600	CVS Caremark Corp.	250,880
9,800	Kroger Co. (The)	237,454
14,450	Wal-Mart Stores, Inc.	884,340

		1,372,674

	Food Products — 2.0%
6,400	Archer-Daniels-Midland Co.	202,624
4,800	Campbell Soup Co.	162,480
6,000	ConAgra Foods, Inc.	157,560
6,900	Smithfield Foods, Inc. (a)	152,007
8,300	Tyson Foods, Inc., Class A	158,945

		833,616

	Household Products — 1.4%
7,600	Kimberly-Clark Corp.	561,564

	Tobacco — 4.1%
5,200	Altria Group, Inc.	160,524
1,000	Lorillard, Inc.	129,480
15,900	Philip Morris International, Inc.	1,408,899

		1,698,903

	Total Consumer Staples	4,650,759

	Energy — 10.5%
	Energy Equipment & Services — 1.5%
2,500	Helmerich & Payne, Inc.	134,875
4,800	National Oilwell Varco, Inc.	381,456
4,000	Superior Energy Services, Inc. (a)	105,440

		621,771

	Oil, Gas & Consumable Fuels — 9.0%
3,934	Chevron Corp.	421,882
3,000	ConocoPhillips	228,030
3,100	Energy XXI Bermuda Ltd., (Bermuda) (a)	111,941
23,400	Exxon Mobil Corp.	2,029,482
17,500	Marathon Oil Corp.	554,750
900	Marathon Petroleum Corp.	39,024
3,700	Occidental Petroleum Corp.	352,351

		3,737,460

	Total Energy	4,359,231

	Financials — 4.2%
	Capital Markets — 0.5%
3,800	Ameriprise Financial, Inc.	217,094

	Consumer Finance — 1.5%
18,500	Discover Financial Services	616,790

	Diversified Financial Services — 0.9%
27,800	Bank of America Corp.	266,046
2,700	Citigroup, Inc.	98,685

		364,731

	Insurance — 0.3%
4,100	Validus Holdings Ltd., (Bermuda)	126,895

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — 1.0%
5,200	Hospitality Properties Trust	137,644
4,600	Ventas, Inc.	262,660

		400,304

	Total Financials	1,725,814

	Health Care — 10.5%
	Biotechnology — 4.2%
5,150	Amgen, Inc.	350,149
5,300	Celgene Corp. (a)	410,856
16,500	Gilead Sciences, Inc. (a)	806,025
3,900	Vertex Pharmaceuticals, Inc. (a)	159,939

		1,726,969

	Health Care Equipment & Supplies — 1.9%
6,200	Baxter International, Inc.	370,636
6,700	Covidien plc, (Ireland)	366,356
1,800	Hill-Rom Holdings, Inc.	60,138

		797,130

	Health Care Providers & Services — 2.4%
2,700	Humana, Inc.	249,696
4,200	McKesson Corp.	368,634
6,800	UnitedHealth Group, Inc.	400,792

		1,019,122

	Pharmaceuticals — 2.0%
28,100	Pfizer, Inc.	636,746
10,650	Warner Chilcott plc, (Ireland), Class A (a)	179,026

		815,772

	Total Health Care	4,358,993

	Industrials — 12.5%
	Aerospace & Defense — 3.3%
8,100	General Dynamics Corp.	594,378
12,400	Honeywell International, Inc.	757,020

		1,351,398

	Airlines — 0.5%
3,200	Alaska Air Group, Inc. (a)	114,624
4,700	United Continental Holdings, Inc. (a)	101,050

		215,674

	Industrial Conglomerates — 1.6%
7,200	General Electric Co.	144,504
9,400	Tyco International Ltd., (Switzerland)	528,092

		672,596

	Machinery — 5.7%
3,000	AGCO Corp. (a)	141,630
6,400	Caterpillar, Inc.	681,728
10,000	Ingersoll-Rand plc, (Ireland)	413,500
2,100	Joy Global, Inc.	154,350
4,200	Navistar International Corp. (a)	169,890
6,600	Parker Hannifin Corp.	558,030
3,300	Stanley Black & Decker, Inc.	253,968

		2,373,096

	Professional Services — 0.3%
1,400	Dun & Bradstreet Corp. (The)	118,622

	Road & Rail — 1.1%
15,400	CSX Corp.	331,408
1,200	Union Pacific Corp.	128,976

		460,384

	Total Industrials	5,191,770

	Information Technology — 29.8%
	Communications Equipment — 1.9%
28,200	Brocade Communications Systems, Inc. (a)	162,150
7,800	Cisco Systems, Inc.	164,970
7,000	QUALCOMM, Inc.	476,140

		803,260

	Computers & Peripherals — 9.7%
6,205	Apple, Inc. (a)	3,719,711
11,100	Dell, Inc. (a)	184,260
2,400	SanDisk Corp. (a)	119,016

		4,022,987

	Electronic Equipment, Instruments & Components — 0.3%
8,900	Vishay Intertechnology, Inc. (a)	108,224

	Internet Software & Services — 1.7%
800	Google, Inc., Class A (a)	512,992
4,000	IAC/InterActiveCorp.	196,360

		709,352

	IT Services — 6.2%
1,450	Alliance Data Systems Corp. (a)	182,642
8,850	International Business Machines Corp.	1,846,553
300	MasterCard, Inc., Class A	126,162
23,200	Western Union Co. (The)	408,320

		2,563,677

	Semiconductors & Semiconductor Equipment — 2.5%
13,100	Altera Corp.	521,642
6,300	Freescale Semiconductor Holdings I Ltd. (a) (c)	96,957
3,700	Lam Research Corp. (a)	165,094
7,100	Xilinx, Inc.	258,653

		1,042,346

	Software — 7.5%
4,200	BMC Software, Inc. (a)	168,672
60,000	Microsoft Corp.	1,935,000
19,540	Oracle Corp.	569,786

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
22,200	Symantec Corp. (a)	415,140

		3,088,598

	Total Information Technology	12,338,444

	Materials — 5.1%
	Chemicals — 3.6%
2,000	CF Industries Holdings, Inc.	365,300
4,600	LyondellBasell Industries N.V., (Netherlands), Class A	200,790
6,200	Monsanto Co.	494,512
4,500	PPG Industries, Inc.	431,100

		1,491,702

	Metals & Mining — 1.5%
16,100	Freeport-McMoRan Copper & Gold, Inc.	612,444

	Total Materials	2,104,146

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
10,802	CenturyLink, Inc.	417,498

	Total Common Stocks (Cost $33,627,406)	40,607,629

Short-Term Investment — 2.4%
	Investment Company — 2.4%
1,005,937	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $1,005,937)	1,005,937

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
51,975	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $51,975)	51,975

	Total Investments — 100.5% (Cost $34,685,318)	41,665,541
	Liabilities in Excess of Other Assets — (0.5)%	(194,144)

	NET ASSETS — 100.0%	$41,471,397

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	E-mini S&P 500	06/15/12	$982,240	$3,184

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,315,107
Aggregate gross unrealized depreciation	(334,884)

Net unrealized appreciation/depreciation	$6,980,223

Federal income tax cost of investments	$34,685,318

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,665,541	$—	$—	$41,665,541
Appreciation in Other Financial Instruments
Futures Contracts	$3,184	$—	$—	$3,184

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
	Consumer Discretionary — 16.1%
	Auto Components — 1.3%
2,600	Allison Transmission Holdings, Inc. (a)	62,088
3,200	Autoliv, Inc., (Sweden)	214,560
700	Lear Corp.	32,543
2,800	TRW Automotive Holdings Corp. (a)	130,060

		439,251

	Distributors — 0.1%
300	Genuine Parts Co.	18,825

	Diversified Consumer Services — 2.0%
2,200	Apollo Group, Inc., Class A (a)	85,008
1,200	Career Education Corp. (a)	9,672
12,750	H&R Block, Inc.	209,992
2,000	ITT Educational Services, Inc. (a)	132,280
22,200	Service Corp. International	249,972

		686,924

	Hotels, Restaurants & Leisure — 1.9%
6,100	Brinker International, Inc.	168,055
10,200	Wyndham Worldwide Corp.	474,402

		642,457

	Household Durables — 1.4%
3,650	Garmin Ltd., (Switzerland)	171,367
5,550	Leggett & Platt, Inc.	127,706
1,600	Tempur-Pedic International, Inc. (a)	135,088
300	Tupperware Brands Corp.	19,050

		453,211

	Internet & Catalog Retail — 0.6%
1,700	Expedia, Inc.	56,848
3,200	Groupon, Inc. (a)	58,816
100	priceline.com, Inc. (a)	71,750

		187,414

	Leisure Equipment & Products — 0.1%
1,400	Mattel, Inc.	47,124

	Media — 2.5%
14,300	CBS Corp. (Non-Voting), Class B	484,913
5,350	DISH Network Corp., Class A	176,176
5,500	Lamar Advertising Co., Class A (a)	178,255

		839,344

	Multiline Retail — 2.9%
250	Big Lots, Inc. (a)	10,755
1,600	Dillard’s, Inc., Class A	100,832
2,700	J.C. Penney Co., Inc.	95,661
19,500	Macy’s, Inc.	774,735

		981,983

	Specialty Retail — 2.9%
800	AutoZone, Inc. (a)	297,440
2,700	Best Buy Co., Inc.	63,936
13,100	GameStop Corp., Class A	286,104
1,900	Tiffany & Co.	131,347
3,200	TJX Cos., Inc.	127,072
2,900	Urban Outfitters, Inc. (a)	84,419

		990,318

	Textiles, Apparel & Luxury Goods — 0.4%
2,600	Michael Kors Holdings Ltd., (Hong Kong) (a)	121,134

	Total Consumer Discretionary	5,407,985

	Consumer Staples — 7.4%
	Beverages — 1.5%
21,000	Constellation Brands, Inc., Class A (a)	495,390

	Food & Staples Retailing — 0.9%
11,100	Safeway, Inc.	224,331
14,900	SUPERVALU, Inc.	85,079

		309,410

	Food Products — 2.8%
13,100	Campbell Soup Co.	443,435
2,100	Green Mountain Coffee Roasters, Inc. (a)	98,364
3,800	Smithfield Foods, Inc. (a)	83,714
17,400	Tyson Foods, Inc., Class A	333,210

		958,723

	Tobacco — 2.2%
5,600	Lorillard, Inc.	725,088

	Total Consumer Staples	2,488,611

	Energy — 5.8%
	Energy Equipment & Services — 2.2%
701	Baker Hughes, Inc.	29,400
600	Core Laboratories N.V., (Netherlands)	78,942
1,100	Dresser-Rand Group, Inc. (a)	51,029
1,368	National Oilwell Varco, Inc.	108,715
4,700	Oil States International, Inc. (a)	366,882
300	SEACOR Holdings, Inc. (a)	28,734
1,500	Unit Corp. (a)	64,140

		727,842

	Oil, Gas & Consumable Fuels — 3.6%
2,900	Cimarex Energy Co.	218,863
6,695	Energen Corp.	329,059
5,100	HollyFrontier Corp.	163,965
2,300	Laredo Petroleum Holdings, Inc. (a)	53,912
1,300	Murphy Oil Corp.	73,151

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
3,100	Newfield Exploration Co. (a)	107,508
920	Noble Energy, Inc.	89,958
1,600	Sunoco, Inc.	61,040
4,800	Valero Energy Corp.	123,696

		1,221,152

	Total Energy	1,948,994

	Financials — 18.5%
	Capital Markets — 1.1%
2,300	Affiliated Managers Group, Inc. (a)	257,163
13,600	American Capital Ltd. (a)	117,912

		375,075

	Commercial Banks — 2.0%
1,450	BOK Financial Corp. (c)	81,606
9,000	Fifth Third Bancorp	126,450
7,700	Huntington Bancshares, Inc.	49,665
16,700	KeyCorp	141,950
700	M&T Bank Corp.	60,816
10,000	Regions Financial Corp.	65,900
11,700	TCF Financial Corp. (c)	139,113

		665,500

	Consumer Finance — 2.3%
22,900	Discover Financial Services	763,486

	Diversified Financial Services — 0.5%
7,050	NASDAQ OMX Group, Inc. (The) (a)	182,595

	Insurance — 4.9%
2,050	Allied World Assurance Co. Holdings AG, (Switzerland)	140,774
9,250	American Financial Group, Inc.	356,865
3,350	Arch Capital Group Ltd., (Bermuda) (a)	124,754
2,000	Assurant, Inc.	81,000
9,400	Assured Guaranty Ltd., (Bermuda)	155,288
1,350	Axis Capital Holdings Ltd., (Bermuda)	44,779
600	Everest Re Group Ltd., (Bermuda)	55,512
3,700	Hartford Financial Services Group, Inc.	77,996
2,500	Lincoln National Corp.	65,900
3,400	Principal Financial Group, Inc.	100,334
3,300	Protective Life Corp.	97,746
1,100	Torchmark Corp.	54,835
7,900	Unum Group	193,392
2,600	Validus Holdings Ltd., (Bermuda)	80,470

		1,629,645

	Real Estate Investment Trusts (REITs) — 7.2%
17,700	Annaly Capital Management, Inc.	280,014
6,300	Apartment Investment & Management Co., Class A	166,383
6,000	Brandywine Realty Trust	68,880
1,100	Camden Property Trust	72,325
2,000	Chimera Investment Corp.	5,660
3,625	CommonWealth REIT	67,497
4,000	DDR Corp.	58,400
1,900	Digital Realty Trust, Inc.	140,543
3,500	Douglas Emmett, Inc. (m)	79,835
23,400	Duke Realty Corp.	335,556
1,600	Equity Residential	100,192
3,400	Health Care REIT, Inc.	186,864
15,310	Hospitality Properties Trust	405,256
2,050	Mack-Cali Realty Corp.	59,081
400	SL Green Realty Corp.	31,020
2,400	Taubman Centers, Inc.	175,080
3,022	Ventas, Inc.	172,556

		2,405,142

	Real Estate Management & Development — 0.1%
1,700	Forest City Enterprises, Inc., Class A (a)	26,622

	Thrifts & Mortgage Finance — 0.4%
1,000	BankUnited, Inc.	25,000
9,100	New York Community Bancorp, Inc.	126,581

		151,581

	Total Financials	6,199,646

	Health Care — 10.0%
	Biotechnology — 1.0%
2,500	BioMarin Pharmaceutical, Inc. (a)	85,625
2,500	United Therapeutics Corp. (a)	117,825
3,300	Vertex Pharmaceuticals, Inc. (a)	135,333

		338,783

	Health Care Equipment & Supplies — 2.2%
5,400	Cooper Cos., Inc. (The)	441,234
3,600	Hologic, Inc. (a)	77,580
3,600	Zimmer Holdings, Inc.	231,408

		750,222

	Health Care Providers & Services — 3.8%
2,210	Aetna, Inc.	110,854
9,400	AmerisourceBergen Corp.	372,992
9,000	Community Health Systems, Inc. (a)	200,160
3,500	Humana, Inc.	323,680
7,400	Omnicare, Inc.	263,218

		1,270,904

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Life Sciences Tools & Services — 1.3%
1,400	Agilent Technologies, Inc.	62,314
3,300	Illumina, Inc. (a)	173,613
3,800	Life Technologies Corp. (a)	185,516

		421,443

	Pharmaceuticals — 1.7%
5,550	Endo Pharmaceuticals Holdings, Inc. (a)	214,951
3,500	Mylan, Inc. (a)	82,075
8,100	Warner Chilcott plc, (Ireland), Class A (a)	136,161
2,000	Watson Pharmaceuticals, Inc. (a)	134,120

		567,307

	Total Health Care	3,348,659

	Industrials — 10.8%
	Aerospace & Defense — 1.5%
1,400	Alliant Techsystems, Inc.	70,168
800	Exelis, Inc.	10,016
266	Huntington Ingalls Industries, Inc. (a)	10,704
4,850	L-3 Communications Holdings, Inc.	343,234
1,300	Northrop Grumman Corp.	79,404

		513,526

	Airlines — 0.9%
1,600	Copa Holdings S.A., (Panama), Class A	126,720
8,300	United Continental Holdings, Inc. (a)	178,450

		305,170

	Commercial Services & Supplies — 0.4%
1,700	Pitney Bowes, Inc.	29,886
7,930	R.R. Donnelley & Sons Co.	98,252

		128,138

	Construction & Engineering — 2.3%
3,500	Chicago Bridge & Iron Co. N.V., (Netherlands)	151,165
12,700	KBR, Inc.	451,485
3,700	URS Corp.	157,324

		759,974

	Electrical Equipment — 1.4%
3,950	Hubbell, Inc., Class B	310,391
2,425	Thomas & Betts Corp. (a)	174,382

		484,773

	Machinery — 3.4%
4,000	AGCO Corp. (a)	188,840
5,300	Navistar International Corp. (a)	214,385
5,545	Parker Hannifin Corp.	468,830
4,700	Timken Co.	238,478
800	Xylem, Inc.	22,200

		1,132,733

	Marine — 0.3%
1,400	Kirby Corp. (a)	92,106

	Professional Services — 0.0% (g)
200	Dun & Bradstreet Corp. (The)	16,946

	Road & Rail — 0.6%
5,900	CSX Corp.	126,968
1,200	Ryder System, Inc.	63,360

		190,328

	Total Industrials	3,623,694

	Information Technology — 14.7%
	Communications Equipment — 0.7%
9,000	Brocade Communications Systems, Inc. (a)	51,750
100	F5 Networks, Inc. (a)	13,496
4,000	Harris Corp.	180,320

		245,566

	Computers & Peripherals — 2.0%
4,500	Lexmark International, Inc., Class A	149,580
7,500	NCR Corp. (a)	162,825
1,950	QLogic Corp. (a)	34,632
2,000	SanDisk Corp. (a)	99,180
5,250	Western Digital Corp. (a)	217,297

		663,514

	Electronic Equipment, Instruments & Components — 1.5%
4,400	Arrow Electronics, Inc. (a)	184,668
6,100	Avnet, Inc. (a)	221,979
600	Tech Data Corp. (a)	32,556
4,900	Vishay Intertechnology, Inc. (a)	59,584

		498,787

	Internet Software & Services — 1.6%
5,800	IAC/InterActiveCorp.	284,722
2,600	LinkedIn Corp., Class A (a)	265,174

		549,896

	IT Services — 3.7%
3,850	Alliance Data Systems Corp. (a)	484,946
900	Amdocs Ltd. (a)	28,422
1,200	Booz Allen Hamilton Holding Corp.	20,436
3,700	Broadridge Financial Solutions, Inc.	88,467
4,100	Computer Sciences Corp.	122,754
1,500	DST Systems, Inc.	81,345
4,100	Fidelity National Information Services, Inc.	135,792
3,900	Lender Processing Services, Inc.	101,400

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	IT Services — Continued
12,600	SAIC, Inc. (a)	166,320

		1,229,882

	Office Electronics — 0.5%
21,300	Xerox Corp.	172,104

	Semiconductors & Semiconductor Equipment — 2.3%
1,500	Analog Devices, Inc.	60,600
2,000	Fairchild Semiconductor International, Inc. (a)	29,400
1,900	KLA-Tencor Corp.	103,398
900	Linear Technology Corp.	30,330
20,000	LSI Corp. (a)	173,600
7,900	Marvell Technology Group Ltd., (Bermuda) (a)	124,267
14,900	Micron Technology, Inc. (a)	120,690
2,600	Teradyne, Inc. (a)	43,914
2,050	Xilinx, Inc.	74,682

		760,881

	Software — 2.4%
3,980	BMC Software, Inc. (a)	159,837
17,300	CA, Inc.	476,788
5,900	Symantec Corp. (a)	110,330
2,200	Synopsys, Inc. (a)	67,452

		814,407

	Total Information Technology	4,935,037

	Materials — 6.7%
	Chemicals — 3.4%
1,300	Ashland, Inc.	79,378
1,300	CF Industries Holdings, Inc.	237,445
6,800	PPG Industries, Inc.	651,440
3,300	Valspar Corp.	159,357

		1,127,620

	Containers & Packaging — 0.4%
3,100	Crown Holdings, Inc. (a)	114,173
400	Rock-Tenn Co., Class A	27,024

		141,197

	Metals & Mining — 1.8%
3,250	Cliffs Natural Resources, Inc.	225,095
1,700	Reliance Steel & Aluminum Co.	96,016
1,200	Royal Gold, Inc.	78,264
800	Schnitzer Steel Industries, Inc., Class A	31,916
3,050	Walter Energy, Inc.	180,590

		611,881

	Paper & Forest Products — 1.1%
1,800	Domtar Corp., (Canada)	171,684
5,600	International Paper Co.	196,560

		368,244

	Total Materials	2,248,942

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
18,500	Frontier Communications Corp.	77,145

	Wireless Telecommunication Services — 0.3%
4,591	Telephone & Data Systems, Inc.	106,282

	Total Telecommunication Services	183,427

	Utilities — 7.1%
	Electric Utilities — 0.8%
1,500	Entergy Corp.	100,800
1,581	Exelon Corp.	61,991
2,600	NV Energy, Inc.	41,912
1,100	Pinnacle West Capital Corp.	52,690

		257,393

	Gas Utilities — 0.9%
1,300	AGL Resources, Inc.	50,986
4,000	Questar Corp.	77,040
6,150	UGI Corp.	167,588

		295,614

	Independent Power Producers & Energy Traders — 0.4%
10,300	AES Corp. (The) (a)	134,621

	Multi-Utilities — 5.0%
2,950	Alliant Energy Corp.	127,794
4,200	Ameren Corp.	136,836
12,830	CenterPoint Energy, Inc.	253,008
5,600	CMS Energy Corp.	123,200
2,800	Consolidated Edison, Inc.	163,576
4,800	DTE Energy Co.	264,144
900	Integrys Energy Group, Inc.	47,691
3,650	MDU Resources Group, Inc.	81,723
5,600	Sempra Energy	335,776
9,400	TECO Energy, Inc.	164,970

		1,698,718

	Total Utilities	2,386,346

	Total Common Stocks (Cost $27,510,058)	32,771,341

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 0.2%
70,000	U.S. Treasury Note, 0.500%, 11/30/12 (k) (Cost $70,161)	70,145

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
810,373	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $810,373)	810,373

Investment of Cash Collateral for Securities on Loan — 0.5%
	Investment Company — 0.5%
170,140	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $170,140)	170,140

	Total Investments — 100.7% (Cost $28,560,732)	33,821,999
	Liabilities in Excess of Other Assets — (0.7)%	(250,320)

	NET ASSETS — 100.0%	$33,571,679

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	S&P Mid Cap 400	06/15/12	$893,070	$(5,790)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	— Amount rounds to less than 0.1%.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,542,925
Aggregate gross unrealized depreciation	(1,281,658)

Net unrealized appreciation/depreciation	$5,261,267

Federal income tax cost of investments	$28,560,732

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,751,854	$70,145	$—	$33,821,999
Depreciation in Other Financial Instruments
Futures Contracts	$(5,790)	$—	$—	$(5,790)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.4%
	Consumer Discretionary — 17.9%
	Auto Components — 2.8%
30,600	Allison Transmission Holdings, Inc. (a)	730,728
15,600	BorgWarner, Inc. (a)	1,315,704

		2,046,432

	Automobiles — 2.6%
30,200	Harley-Davidson, Inc.	1,482,216
10,600	Tesla Motors, Inc. (a)	394,744

		1,876,960

	Hotels, Restaurants & Leisure — 3.2%
53,667	International Game Technology	901,069
36,900	Marriott International, Inc., Class A	1,396,665

		2,297,734

	Household Durables — 1.9%
6,600	Tempur-Pedic International, Inc. (a)	557,238
34,300	Toll Brothers, Inc. (a)	822,857

		1,380,095

	Media — 1.5%
476,900	Sirius XM Radio, Inc. (a)	1,101,639

	Specialty Retail — 2.8%
22,700	Dick’s Sporting Goods, Inc.	1,091,416
39,011	Sally Beauty Holdings, Inc. (a)	967,473

		2,058,889

	Textiles, Apparel & Luxury Goods — 3.1%
10,300	Coach, Inc.	795,984
9,900	Lululemon Athletica, Inc., (Canada) (a)	739,332
15,200	Michael Kors Holdings Ltd., (Hong Kong) (a)	708,168

		2,243,484

	Total Consumer Discretionary	13,005,233

	Consumer Staples — 1.4%
	Food Products — 0.5%
8,200	Green Mountain Coffee Roasters, Inc. (a)	384,088

	Personal Products — 0.9%
9,400	Herbalife Ltd., (Cayman Islands)	646,908

	Total Consumer Staples	1,030,996

	Energy — 7.9%
	Energy Equipment & Services — 3.6%
28,470	Cameron International Corp. (a)	1,504,070
3,400	CARBO Ceramics, Inc.	358,530
6,000	Core Laboratories N.V., (Netherlands)	789,420

		2,652,020

	Oil, Gas & Consumable Fuels — 4.3%
16,200	Concho Resources, Inc. (a)	1,653,696
11,000	Laredo Petroleum Holdings, Inc. (a)	257,840
5,000	Pioneer Natural Resources Co.	557,950
11,200	Range Resources Corp.	651,168

		3,120,654

	Total Energy	5,772,674

	Financials — 8.0%
	Capital Markets — 3.4%
42,600	Blackstone Group LP (The)	679,044
22,200	Lazard Ltd., (Bermuda), Class A	634,032
17,180	T. Rowe Price Group, Inc.	1,121,854

		2,434,930

	Commercial Banks — 1.0%
12,900	BOK Financial Corp.	726,012

	Diversified Financial Services — 1.7%
29,600	Moody’s Corp.	1,246,160

	Insurance — 0.9%
18,900	Axis Capital Holdings Ltd., (Bermuda)	626,913

	Real Estate Investment Trusts (REITs) — 1.0%
20,700	ProLogis, Inc.	745,614

	Total Financials	5,779,629

	Health Care — 13.8%
	Biotechnology — 2.1%
9,540	Alexion Pharmaceuticals, Inc. (a)	885,884
16,100	Vertex Pharmaceuticals, Inc. (a)	660,261

		1,546,145

	Health Care Equipment & Supplies — 2.2%
16,900	Sirona Dental Systems, Inc. (a)	871,026
20,900	Thoratec Corp. (a)	704,539

		1,575,565

	Health Care Providers & Services — 4.0%
49,500	Brookdale Senior Living, Inc. (a)	926,640
18,600	Health Net, Inc. (a)	738,792
13,210	Humana, Inc.	1,221,661

		2,887,093

	Life Sciences Tools & Services — 2.4%
23,000	Agilent Technologies, Inc.	1,023,730
27,600	Bruker Corp. (a)	422,556
6,520	Illumina, Inc. (a)	343,017

		1,789,303

	Pharmaceuticals — 3.1%
9,800	Perrigo Co.	1,012,438

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Pharmaceuticals — Continued
23,200	Valeant Pharmaceuticals International, Inc., (Canada) (a)	1,245,608

		2,258,046

	Total Health Care	10,056,152

	Industrials — 21.2%
	Aerospace & Defense — 1.3%
8,347	TransDigm Group, Inc. (a)	966,249

	Building Products — 1.0%
15,000	Armstrong World Industries, Inc.	731,550

	Commercial Services & Supplies — 1.2%
10,640	Stericycle, Inc. (a)	889,930

	Electrical Equipment — 2.8%
15,700	Cooper Industries plc	1,004,015
12,800	Rockwell Automation, Inc.	1,020,160

		2,024,175

	Industrial Conglomerates — 1.4%
20,800	Carlisle Cos., Inc.	1,038,336

	Machinery — 5.8%
12,000	AGCO Corp. (a)	566,520
7,640	Cummins, Inc.	917,105
28,200	Pall Corp.	1,681,566
13,697	Wabtec Corp.	1,032,343

		4,197,534

	Professional Services — 1.1%
8,500	IHS, Inc., Class A (a)	796,025

	Road & Rail — 2.0%
15,300	J.B. Hunt Transport Services, Inc.	831,861
8,600	Kansas City Southern (a)	616,534

		1,448,395

	Trading Companies & Distributors — 4.6%
32,400	Air Lease Corp. (a)	779,868
9,600	MSC Industrial Direct Co., Inc., Class A	799,488
8,100	W.W. Grainger, Inc.	1,739,961

		3,319,317

	Total Industrials	15,411,511

	Information Technology — 25.6%
	Communications Equipment — 3.2%
27,200	Aruba Networks, Inc. (a)	606,016
8,000	F5 Networks, Inc. (a)	1,079,680
32,600	Polycom, Inc. (a)	621,682

		2,307,378

	Computers & Peripherals — 1.0%
15,700	NetApp, Inc. (a)	702,889

	Internet Software & Services — 1.5%
8,300	OpenTable, Inc. (a)	335,901
13,500	Rackspace Hosting, Inc. (a)	780,165

		1,116,066

	IT Services — 4.3%
12,770	Alliance Data Systems Corp. (a)	1,608,509
18,400	FleetCor Technologies, Inc. (a)	713,368
15,200	VeriFone Systems, Inc. (a)	788,424

		3,110,301

	Semiconductors & Semiconductor Equipment — 6.0%
34,000	Avago Technologies Ltd., (Singapore)	1,324,980
21,500	Freescale Semiconductor Holdings I Ltd. (a)	330,885
18,900	KLA-Tencor Corp.	1,028,538
19,400	Microchip Technology, Inc.	721,680
26,800	Xilinx, Inc.	976,324

		4,382,407

	Software — 9.6%
15,900	Citrix Systems, Inc. (a)	1,254,669
900	Concur Technologies, Inc. (a)	51,642
8,100	FactSet Research Systems, Inc.	802,224
25,800	Fortinet, Inc. (a)	713,370
13,500	MICROS Systems, Inc. (a)	746,415
36,300	Nuance Communications, Inc. (a)	928,554
16,400	Red Hat, Inc. (a)	982,196
4,200	Salesforce.com, Inc. (a)	648,942
27,000	TIBCO Software, Inc. (a)	823,500

		6,951,512

	Total Information Technology	18,570,553

	Materials — 3.6%
	Chemicals — 3.6%
13,900	FMC Corp.	1,471,454
10,200	Sherwin-Williams Co. (The)	1,108,434

	Total Materials	2,579,888

	Total Common Stocks (Cost $57,441,374)	72,206,636

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.3%
	Investment Company — 0.3%
196,893	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $196,893)	196,893

	Total Investments — 99.7% (Cost $57,638,267)	72,403,529
	Other Assets in Excess of Liabilities — 0.3%	230,286

	NET ASSETS — 100.0%	$72,633,815

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,577,142
Aggregate gross unrealized depreciation	(811,880)

Net unrealized appreciation/depreciation	$14,765,262

Federal income tax cost of investments	$57,638,267

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$72,403,529	$—	$—	$72,403,529

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.1%
Consumer Discretionary — 20.2%
	Distributors — 0.9%
40,940	Genuine Parts Co.	2,568,985

	Hotels, Restaurants & Leisure — 3.2%
49,341	Darden Restaurants, Inc.	2,524,286
107,086	Marriott International, Inc., Class A	4,053,205
32,700	Yum! Brands, Inc.	2,327,586

		8,905,077

	Household Durables — 1.4%
46,587	Jarden Corp.	1,874,195
31,400	Mohawk Industries, Inc. (a)	2,088,414

		3,962,609

	Internet & Catalog Retail — 1.2%
66,300	Expedia, Inc.	2,217,072
30,900	TripAdvisor, Inc. (a)	1,102,203

		3,319,275

	Media — 3.6%
12,530	AMC Networks, Inc., Class A (a)	559,214
49,720	Cablevision Systems Corp., Class A	729,889
96,300	CBS Corp. (Non-Voting), Class B	3,265,533
89,904	Clear Channel Outdoor Holdings, Inc., Class A (a)	717,434
87,700	DISH Network Corp., Class A (a)	2,887,961
99,200	Gannett Co., Inc.	1,520,736
1,460	Washington Post Co. (The), Class B	545,412

		10,226,179

	Multiline Retail — 2.3%
47,300	Family Dollar Stores, Inc.	2,993,144
69,500	Kohl’s Corp.	3,477,085

		6,470,229

	Specialty Retail — 6.6%
8,750	AutoZone, Inc. (a)	3,253,250
33,070	Bed Bath & Beyond, Inc. (a)	2,175,014
99,190	Gap, Inc. (The)	2,592,827
31,600	PetSmart, Inc.	1,808,152
27,040	Tiffany & Co.	1,869,275
107,100	TJX Cos., Inc.	4,252,941
66,500	Williams-Sonoma, Inc.	2,492,420

		18,443,879

	Textiles, Apparel & Luxury Goods — 1.0%
32,700	PVH Corp.	2,921,091

	Total Consumer Discretionary	56,817,324

Consumer Staples — 5.8%
	Beverages — 2.3%
56,740	Beam, Inc.	3,323,262
18,582	Brown-Forman Corp., Class B	1,549,553
39,800	Dr. Pepper Snapple Group, Inc.	1,600,358

		6,473,173

	Food Products — 2.8%
37,600	Hershey Co. (The)	2,306,008
29,630	JM Smucker Co. (The)	2,410,697
41,300	Ralcorp Holdings, Inc. (a)	3,059,917

		7,776,622

	Household Products — 0.7%
28,500	Energizer Holdings, Inc. (a)	2,114,130

	Total Consumer Staples	16,363,925

Energy — 5.6%
	Oil, Gas & Consumable Fuels — 5.6%
51,114	Devon Energy Corp.	3,635,228
92,490	Energen Corp.	4,545,883
46,610	EQT Corp.	2,247,068
41,000	Newfield Exploration Co. (a)	1,421,880
123,480	Williams Cos., Inc. (The)	3,804,419

	Total Energy	15,654,478

Financials — 25.5%
	Capital Markets — 5.8%
80,700	Ameriprise Financial, Inc.	4,610,391
219,200	Charles Schwab Corp. (The)	3,149,904
122,600	Invesco Ltd.	3,269,742
41,030	Northern Trust Corp.	1,946,874
48,840	T. Rowe Price Group, Inc.	3,189,252

		16,166,163

	Commercial Banks — 5.5%
46,070	City National Corp.	2,417,293
30,340	Cullen/Frost Bankers, Inc.	1,765,484
206,600	Fifth Third Bancorp	2,902,730
184,600	Huntington Bancshares, Inc.	1,190,670
38,270	M&T Bank Corp.	3,324,898
121,900	SunTrust Banks, Inc.	2,946,323
42,900	Zions Bancorp	920,634

		15,468,032

	Insurance — 9.7%
10,898	Alleghany Corp.	3,586,532
25,300	Arch Capital Group Ltd., (Bermuda) (a)	942,172
36,500	Chubb Corp. (The)	2,522,515
126,380	Loews Corp.	5,038,771
128,700	Marsh & McLennan Cos., Inc.	4,220,073
191,574	Old Republic International Corp.	2,021,106
81,082	OneBeacon Insurance Group Ltd., Class A	1,249,474
21,650	Torchmark Corp.	1,079,252
100,910	W.R. Berkley Corp.	3,644,869

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
135,600	XL Group plc, (Ireland)	2,941,164

		27,245,928

	Real Estate Investment Trusts (REITs) — 2.6%
51,700	HCP, Inc.	2,040,082
58,020	Regency Centers Corp.	2,580,729
30,244	Vornado Realty Trust	2,546,545

		7,167,356

	Real Estate Management & Development — 0.8%
130,880	Brookfield Office Properties, Inc.	2,283,856

	Thrifts & Mortgage Finance — 1.1%
78,100	Capitol Federal Financial, Inc.	926,266
168,280	People’s United Financial, Inc.	2,228,027

		3,154,293

	Total Financials	71,485,628

Health Care — 5.7%
	Health Care Equipment & Supplies — 0.7%
26,560	Becton, Dickinson & Co.	2,062,384

	Health Care Providers & Services — 5.0%
71,000	AmerisourceBergen Corp.	2,817,280
59,400	Cigna Corp.	2,925,450
29,850	Coventry Health Care, Inc.	1,061,765
50,300	HCA Holdings, Inc. (a)	1,244,422
27,400	Humana, Inc.	2,533,952
133,475	Lincare Holdings, Inc.	3,454,333

		14,037,202

	Total Health Care	16,099,586

Industrials — 9.1%
	Aerospace & Defense — 0.6%
31,280	Alliant Techsystems, Inc.	1,567,753

	Building Products — 0.6%
78,440	Fortune Brands Home & Security, Inc. (a)	1,731,171

	Commercial Services & Supplies — 2.0%
182,130	Republic Services, Inc.	5,565,893

	Electrical Equipment — 3.1%
62,000	AMETEK, Inc.	3,007,620
49,040	Cooper Industries plc	3,136,108
40,500	Regal-Beloit Corp.	2,654,775

		8,798,503

	Industrial Conglomerates — 1.1%
59,340	Carlisle Cos., Inc.	2,962,253

	Machinery — 1.3%
35,800	Rexnord Corp. (a)	755,380
49,800	Snap-on, Inc.	3,036,306

		3,791,686

	Professional Services — 0.4%
25,600	Equifax, Inc.	1,133,056

	Total Industrials	25,550,315

Information Technology — 6.7%
	Electronic Equipment, Instruments & Components — 3.0%
66,340	Amphenol Corp., Class A	3,965,142
70,610	Arrow Electronics, Inc.	2,963,501
38,580	TE Connectivity Ltd., (Switzerland)	1,417,815

		8,346,458

	IT Services — 1.1%
93,490	Jack Henry & Associates, Inc.	3,189,879

	Semiconductors & Semiconductor Equipment — 1.5%
80,200	Analog Devices, Inc.	3,240,080
27,000	Xilinx, Inc.	983,610

		4,223,690

	Software — 1.1%
97,400	Synopsys, Inc. (a)	2,986,284

	Total Information Technology	18,746,311

Materials — 7.7%
	Chemicals — 4.1%
23,700	Airgas, Inc.	2,108,589
49,746	Albemarle Corp.	3,179,764
28,730	Sherwin-Williams Co. (The)	3,122,089
41,550	Sigma-Aldrich Corp.	3,035,643

		11,446,085

	Containers & Packaging — 3.6%
106,460	Ball Corp.	4,565,005
37,200	Rock-Tenn Co., Class A	2,513,232
67,390	Silgan Holdings, Inc.	2,978,638

		10,056,875

	Total Materials	21,502,960

Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
63,890	Telephone & Data Systems, Inc.	1,479,054

	Total Telecommunication Services	1,479,054

Utilities — 11.3%
	Electric Utilities — 2.9%
39,600	Northeast Utilities	1,469,952
200,900	NV Energy, Inc.	3,238,508
122,520	Westar Energy, Inc.	3,421,983

		8,130,443

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Gas Utilities — 0.8%
25,020	ONEOK, Inc.	2,043,133

	Multi-Utilities — 7.6%
76,300	CenterPoint Energy, Inc.	1,504,636
196,840	CMS Energy Corp.	4,330,480
60,500	NSTAR	2,942,115
48,800	PG&E Corp.	2,118,408
56,500	Sempra Energy	3,387,740
93,900	Wisconsin Energy Corp.	3,303,402
143,480	Xcel Energy, Inc.	3,797,916

		21,384,697

	Total Utilities	31,558,273

	Total Common Stocks (Cost $201,881,898)	275,257,854

Short-Term Investment — 2.0%
	Investment Company — 2.0%
5,718,046	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $5,718,046)	5,718,046

	Total Investments — 100.1% (Cost $207,599,944)	280,975,900
	Liabilities in Excess of Other Assets — (0.1)%	(199,323)

	NET ASSETS — 100.0%	$280,776,577

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,283,362
Aggregate gross unrealized depreciation	(2,907,406)

Net unrealized appreciation/depreciation	$73,375,956

Federal income tax cost of investments	$207,599,944

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$280,975,900	$—	$—	$280,975,900

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
	Consumer Discretionary — 14.5%
	Auto Components — 0.4%
1,600	American Axle & Manufacturing Holdings, Inc. (a)	18,736
2,700	Cooper Tire & Rubber Co.	41,094
13,700	Standard Motor Products, Inc.	243,038

		302,868

	Distributors — 0.3%
15,864	VOXX International Corp. (a)	215,116

	Diversified Consumer Services — 0.6%
12,900	Bridgepoint Education, Inc. (a)	319,275
1,600	Capella Education Co. (a)	57,520
1,000	Lincoln Educational Services Corp.	7,910
1,600	Mac-Gray Corp.	24,208

		408,913

	Hotels, Restaurants & Leisure — 2.5%
13,900	Ameristar Casinos, Inc.	258,957
500	Biglari Holdings, Inc. (a)	201,425
1,800	Cracker Barrel Old Country Store, Inc.	100,440
4,100	DineEquity, Inc. (a)	203,360
14,400	Domino’s Pizza, Inc.	522,720
9,500	Ruby Tuesday, Inc. (a)	86,735
17,968	Ruth’s Hospitality Group, Inc. (a)	136,377
19,900	Sonic Corp. (a)	152,832

		1,662,846

	Household Durables — 2.0%
11,000	American Greetings Corp., Class A	168,740
42	CSS Industries, Inc.	817
16,300	Helen of Troy Ltd., (Bermuda) (a)	554,363
2,293	Jarden Corp.	92,247
19,000	KB Home	169,100
2,400	Libbey, Inc. (a)	31,056
5,500	Lifetime Brands, Inc.	61,820
3,150	Tempur-Pedic International, Inc. (a)	265,955

		1,344,098

	Leisure Equipment & Products — 0.4%
9,150	JAKKS Pacific, Inc.	159,667
1,700	Sturm Ruger & Co., Inc.	83,470

		243,137

	Media — 0.9%
18,600	Entercom Communications Corp., Class A (a)	120,714
14,800	Journal Communications, Inc., Class A (a)	83,324
1,900	Knology, Inc. (a)	34,580
13,100	LIN TV Corp., Class A (a)	53,055
30,200	Sinclair Broadcast Group, Inc., Class A	334,012

		625,685

	Multiline Retail — 0.7%
7,400	Dillard’s, Inc., Class A	466,348

	Specialty Retail — 4.3%
11,600	Aeropostale, Inc. (a)	250,792
17,200	Cabela’s, Inc. (a)	656,180
15,700	Casual Male Retail Group, Inc. (a)	52,752
26,300	Conn’s, Inc. (a)	403,705
4,500	Cost Plus, Inc. (a)	80,550
16,100	Express, Inc. (a)	402,178
8,425	Finish Line, Inc. (The), Class A	178,779
1,100	Kirkland’s, Inc. (a)	17,798
42,700	OfficeMax, Inc. (a)	244,244
11,900	Rent-A-Center, Inc.	449,225
5,400	Select Comfort Corp. (a)	174,906

		2,911,109

	Textiles, Apparel & Luxury Goods — 2.4%
1,900	Deckers Outdoor Corp. (a)	119,795
2,800	G-III Apparel Group Ltd. (a)	79,576
21,400	Iconix Brand Group, Inc. (a)	371,932
17,100	Maidenform Brands, Inc. (a)	384,921
5,700	Oxford Industries, Inc.	289,674
9,500	Perry Ellis International, Inc. (a)	177,365
3,775	Steven Madden Ltd. (a)	161,381

		1,584,644

	Total Consumer Discretionary	9,764,764

	Consumer Staples — 3.2%
	Beverages — 0.1%
1,200	Coca-Cola Bottling Co. Consolidated	75,288

	Food & Staples Retailing — 1.3%
5,900	Andersons, Inc. (The)	287,271
3,600	Nash Finch Co.	102,312
24,900	Spartan Stores, Inc.	451,188
1,800	Village Super Market, Inc., Class A	56,862

		897,633

	Food Products — 1.0%
6,900	B&G Foods, Inc.	155,319
5,900	Darling International, Inc. (a)	102,778
14,000	Diamond Foods, Inc.	319,480
3,200	Fresh Del Monte Produce, Inc.	73,088

		650,665

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Personal Products — 0.8%
2,500	Elizabeth Arden, Inc. (a)	87,450
9,925	Prestige Brands Holdings, Inc. (a)	173,489
4,700	Revlon, Inc., Class A (a)	81,075
5,400	USANA Health Sciences, Inc. (a)	201,582

		543,596

	Total Consumer Staples	2,167,182

	Energy — 5.6%
	Energy Equipment & Services — 1.7%
3,300	C&J Energy Services, Inc. (a)	58,707
1,000	Cal Dive International, Inc. (a)	3,300
8,400	Gulfmark Offshore, Inc., Class A (a)	386,064
3,000	Lufkin Industries, Inc.	241,950
1,800	Matrix Service Co. (a)	25,218
7,900	Newpark Resources, Inc. (a)	64,701
7,250	RPC, Inc.	76,923
11,312	Superior Energy Services, Inc. (a)	298,184

		1,155,047

	Oil, Gas & Consumable Fuels — 3.9%
2,100	Alon USA Energy, Inc.	19,005
475	Apco Oil and Gas International, Inc.	32,381
2,400	Bonanza Creek Energy, Inc. (a)	52,440
15,200	Callon Petroleum Co. (a)	95,608
4,115	Clayton Williams Energy, Inc. (a)	326,896
3,200	Cloud Peak Energy, Inc. (a)	50,976
3,000	Delek U.S. Holdings, Inc.	46,530
10,900	EXCO Resources, Inc.	72,267
2,400	Georesources, Inc. (a)	78,576
14,400	Gulfport Energy Corp. (a)	419,328
10,675	McMoRan Exploration Co. (a)	114,222
8,000	Renewable Energy Group, Inc. (a)	82,880
17,725	VAALCO Energy, Inc. (a)	167,501
17,100	W&T Offshore, Inc.	360,468
11,100	Warren Resources, Inc. (a)	36,186
15,400	Western Refining, Inc.	289,828
9,300	World Fuel Services Corp.	381,300

		2,626,392

	Total Energy	3,781,439

	Financials — 20.7%
	Capital Markets — 0.5%
15,100	BGC Partners, Inc., Class A	111,589
3,000	Gladstone Capital Corp.	24,330
10,200	Knight Capital Group, Inc., Class A (a)	131,274
1,223	Prospect Capital Corp.	13,429
6,407	SWS Group, Inc.	36,648

		317,270

	Commercial Banks — 5.5%
300	Alliance Financial Corp.	9,093
3,100	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	65,441
11,800	BBCN Bancorp, Inc. (a)	131,334
1,200	Bridge Bancorp, Inc.	25,164
6,900	Cathay General Bancorp	122,130
1,300	Center Bancorp, Inc.	13,039
4,000	Citizens & Northern Corp.	80,000
3,325	City Holding Co.	115,444
4,600	Community Bank System, Inc.	132,388
1,340	Community Trust Bancorp, Inc.	42,974
3,300	East West Bancorp, Inc.	76,197
4,100	Enterprise Financial Services Corp.	48,134
4,200	Financial Institutions, Inc.	67,914
1,600	First Bancorp	17,488
11,200	First Busey Corp.	55,328
51,000	First Commonwealth Financial Corp.	312,120
5,100	First Community Bancshares, Inc.	68,136
11,400	First Financial Bancorp	197,220
3,900	First Merchants Corp.	48,126
4,257	First Niagara Financial Group, Inc.	41,889
12,900	FNB Corp.	155,832
21,404	Hanmi Financial Corp. (a)	216,608
600	Heartland Financial USA, Inc.	10,404
4,000	Huntington Bancshares, Inc.	25,800
975	Iberiabank Corp.	52,133
3,310	International Bancshares Corp.	70,007
2,231	Lakeland Bancorp, Inc.	21,978
1,800	Lakeland Financial Corp.	46,854
3,600	MainSource Financial Group, Inc.	43,380
1,200	National Bankshares, Inc.	36,120
1,800	NBT Bancorp, Inc.	39,744
10,700	Oriental Financial Group, Inc.	129,470
4,900	PacWest Bancorp	119,070
2,600	Peoples Bancorp, Inc.	45,604
8,600	Pinnacle Financial Partners, Inc. (a)	157,810
2,100	Prosperity Bancshares, Inc.	96,180
600	Renasant Corp.	9,768
1,463	Republic Bancorp, Inc., Class A	34,995
4,950	Sierra Bancorp	48,658
2,006	Southside Bancshares, Inc.	44,333

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Banks — Continued
13,735	Southwest Bancorp, Inc. (a)	126,637
12,000	Susquehanna Bancshares, Inc.	118,560
1,900	SVB Financial Group (a)	122,246
2,400	WesBanco, Inc.	48,336
3,800	West Bancorp, Inc.	37,962
35,500	Wilshire Bancorp, Inc. (a)	171,465

		3,699,513

	Consumer Finance — 2.3%
3,375	Advance America Cash Advance Centers, Inc.	35,404
10,200	Cash America International, Inc.	488,886
16,546	DFC Global Corp. (a)	312,223
6,600	Nelnet, Inc., Class A	171,006
8,325	World Acceptance Corp. (a)	509,906

		1,517,425

	Diversified Financial Services — 0.4%
15,200	PHH Corp. (a)	235,144

	Insurance — 2.5%
37,200	American Equity Investment Life Holding Co.	475,044
3,900	American Safety Insurance Holdings Ltd. (a)	73,515
6,525	Aspen Insurance Holdings Ltd., (Bermuda)	182,308
47,600	CNO Financial Group, Inc. (a)	370,328
3,350	Delphi Financial Group, Inc., Class A	149,980
5,500	Flagstone Reinsurance Holdings S.A., (Luxembourg)	43,285
1,500	Horace Mann Educators Corp.	26,430
9,875	Meadowbrook Insurance Group, Inc.	92,134
12,200	National Financial Partners Corp. (a)	184,708
4,700	Selective Insurance Group, Inc.	82,767

		1,680,499

	Real Estate Investment Trusts (REITs) — 8.5%
4,200	Agree Realty Corp.	94,836
3,883	American Campus Communities, Inc.	173,648
69,700	Anworth Mortgage Asset Corp.	458,626
15,200	Ashford Hospitality Trust, Inc.	136,952
8,800	Associated Estates Realty Corp.	143,792
5,300	BioMed Realty Trust, Inc.	100,594
13,200	CapLease, Inc.	53,196
39,500	Capstead Mortgage Corp.	517,845
12,800	CBL & Associates Properties, Inc.	242,176
49,200	Cogdell Spencer, Inc.	208,608
2,964	Colonial Properties Trust	64,408
6,600	Coresite Realty Corp.	155,694
25,675	DCT Industrial Trust, Inc.	151,482
8,400	DDR Corp.	122,640
2,800	EastGroup Properties, Inc.	140,616
11,600	Education Realty Trust, Inc.	125,744
900	Equity Lifestyle Properties, Inc.	62,766
22,300	First Industrial Realty Trust, Inc. (a)	275,405
7,600	Glimcher Realty Trust	77,672
1,350	Home Properties, Inc.	82,363
5,500	LaSalle Hotel Properties	154,770
44,709	Lexington Realty Trust	401,934
3,500	LTC Properties, Inc.	112,000
36,425	MFA Financial, Inc.	272,095
1,300	Mission West Properties, Inc.	12,818
30,700	Omega Healthcare Investors, Inc.	652,682
2,800	Parkway Properties, Inc.	29,344
13,725	Pennsylvania Real Estate Investment Trust	209,581
2,075	PS Business Parks, Inc.	135,995
2,500	Ramco-Gershenson Properties Trust	30,550
12,100	Senior Housing Properties Trust	266,805
1,300	Sun Communities, Inc.	56,329

		5,723,966

	Thrifts & Mortgage Finance — 1.0%
2,000	BofI Holding, Inc. (a)	34,160
2,800	Dime Community Bancshares, Inc.	40,908
2,500	OceanFirst Financial Corp.	35,600
35,675	Ocwen Financial Corp. (a)	557,600
5,800	Trustco Bank Corp.	33,118

		701,386

	Total Financials	13,875,203

	Health Care — 13.5%
	Biotechnology — 4.6%
20,900	Achillion Pharmaceuticals, Inc. (a) (m)	200,222
8,400	Acorda Therapeutics, Inc. (a)	223,020
5,900	Affymax, Inc. (a)	69,266
20,400	Anthera Pharmaceuticals, Inc. (a)	45,084
25,500	Ariad Pharmaceuticals, Inc. (a)	406,725
8,600	BioCryst Pharmaceuticals, Inc. (a)	41,538
6,200	Celldex Therapeutics, Inc. (a)	31,558
38,400	Chelsea Therapeutics International Ltd. (a)	98,304
12,100	ChemoCentryx, Inc. (a)	128,986
11,900	Genomic Health, Inc. (a)	364,259
16,700	Halozyme Therapeutics, Inc. (a)	213,092
11,700	Incyte Corp., Ltd. (a)	225,810

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
11,900	InterMune, Inc. (a)	174,573
4,500	Ironwood Pharmaceuticals, Inc. (a)	59,895
3,300	Medivation, Inc. (a)	246,576
10,700	Momenta Pharmaceuticals, Inc. (a)	163,924
3,100	Onyx Pharmaceuticals, Inc. (a)	116,808
1,800	Raptor Pharmaceutical Corp. (a)	12,168
14,200	Spectrum Pharmaceuticals, Inc. (a)	179,346
21,100	Targacept, Inc. (a)	108,032

		3,109,186

	Health Care Equipment & Supplies — 2.8%
18,450	Cantel Medical Corp.	462,911
4,300	DynaVox, Inc., Class A (a)	13,244
17,500	Greatbatch, Inc. (a)	429,100
8,800	Insulet Corp. (a)	168,432
10,000	Invacare Corp.	165,700
6,300	Orthofix International N.V., (Netherlands) (a)	236,754
37,800	RTI Biologics, Inc. (a)	139,860
3,400	Sirona Dental Systems, Inc. (a)	175,236
20,000	Solta Medical, Inc. (a)	60,600

		1,851,837

	Health Care Providers & Services — 3.5%
8,444	Almost Family, Inc. (a)	219,628
21,913	AmSurg Corp. (a)	613,126
17,700	Gentiva Health Services, Inc. (a)	154,698
4,100	Hanger Orthopedic Group, Inc. (a)	89,626
35,600	Metropolitan Health Networks, Inc. (a)	333,572
5,700	Molina Healthcare, Inc. (a)	191,691
4,000	Owens & Minor, Inc.	121,640
15,000	Skilled Healthcare Group, Inc., Class A (a)	114,900
3,100	Triple-S Management Corp., Class B (a)	71,610
1,400	US Physical Therapy, Inc.	32,270
5,900	WellCare Health Plans, Inc. (a)	424,092

		2,366,853

	Health Care Technology — 0.5%
23,400	MedAssets, Inc. (a)	307,944

	Life Sciences Tools & Services — 0.3%
7,500	Cambrex Corp. (a)	52,425
5,125	Enzo Biochem, Inc. (a)	13,786
33,400	Sequenom, Inc. (a)	135,938

		202,149

	Pharmaceuticals — 1.8%
10,200	Impax Laboratories, Inc. (a)	250,716
3,900	Jazz Pharmaceuticals plc, (Ireland) (a)	189,033
4,800	MAP Pharmaceuticals, Inc. (a)	68,928
3,000	Medicis Pharmaceutical Corp., Class A	112,770
4,100	Par Pharmaceutical Cos., Inc. (a)	158,793
2,200	Salix Pharmaceuticals Ltd. (a)	115,500
2,600	ViroPharma, Inc. (a)	78,182
11,600	Vivus, Inc. (a)	259,376

		1,233,298

	Total Health Care	9,071,267

	Industrials — 15.0%
	Aerospace & Defense — 2.5%
1,850	Ceradyne, Inc.	60,236
1,100	Curtiss-Wright Corp.	40,711
4,900	Esterline Technologies Corp. (a)	350,154
37,800	GenCorp, Inc. (a)	268,380
1,768	HEICO Corp.	91,211
6,800	LMI Aerospace, Inc. (a)	123,760
11,400	Triumph Group, Inc.	714,324

		1,648,776

	Air Freight & Logistics — 0.6%
7,300	Atlas Air Worldwide Holdings, Inc. (a)	359,233
1,700	Park-Ohio Holdings Corp. (a)	34,085

		393,318

	Airlines — 1.0%
16,500	Alaska Air Group, Inc. (a)	591,030
14,350	Hawaiian Holdings, Inc. (a)	75,050

		666,080

	Building Products — 0.0% (g)
975	Gibraltar Industries, Inc. (a)	14,771

	Commercial Services & Supplies — 2.6%
42,900	Cenveo, Inc. (a)	145,002
1,000	Courier Corp.	11,600
24,450	Deluxe Corp.	572,619
17,500	Encore Capital Group, Inc. (a)	394,625
2,300	Herman Miller, Inc.	52,808
10,400	Knoll, Inc.	173,056
2,200	Portfolio Recovery Associates, Inc. (a)	157,784
2,100	Team, Inc. (a)	64,995
1,100	UniFirst Corp.	67,705
3,500	United Stationers, Inc.	108,605
150	Waste Connections, Inc.	4,880

		1,753,679

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Construction & Engineering — 0.8%
300	Argan, Inc.	4,812
9,675	EMCOR Group, Inc.	268,191
10,300	MasTec, Inc. (a)	186,327
2,200	Michael Baker Corp. (a)	52,470
3,000	Tutor Perini Corp. (a)	46,740

		558,540

	Electrical Equipment — 1.8%
5,400	Acuity Brands, Inc.	339,282
6,300	EnerSys (a)	218,295
5,100	Generac Holdings, Inc. (a)	125,205
7,700	Regal-Beloit Corp.	504,735

		1,187,517

	Industrial Conglomerates — 0.1%
800	Standex International Corp.	32,952

	Machinery — 3.6%
10,600	Actuant Corp., Class A	307,294
5,100	Barnes Group, Inc.	134,181
4,300	CIRCOR International, Inc.	143,061
4,200	Columbus McKinnon Corp. (a)	68,418
12,100	EnPro Industries, Inc. (a)	497,310
13,700	Federal Signal Corp. (a)	76,172
800	FreightCar America, Inc.	17,992
5,700	Kadant, Inc. (a)	135,774
1,000	Proto Labs, Inc. (a)	34,090
3,300	Rexnord Corp. (a)	69,630
2,366	Robbins & Myers, Inc.	123,150
8,400	Trimas Corp. (a)	188,076
7,750	Wabtec Corp.	584,118
1,000	Watts Water Technologies, Inc., Class A	40,750

		2,420,016

	Professional Services — 0.2%
1,700	GP Strategies Corp. (a)	29,750
4,900	Kelly Services, Inc., Class A	78,351
1,200	VSE Corp.	29,772

		137,873

	Road & Rail — 0.5%
1,300	Dollar Thrifty Automotive Group, Inc. (a)	105,183
19,100	Quality Distribution, Inc. (a)	263,198

		368,381

	Trading Companies & Distributors — 1.0%
7,175	Applied Industrial Technologies, Inc.	295,108
2,900	Beacon Roofing Supply, Inc. (a)	74,704
1,500	Interline Brands, Inc. (a)	32,415
9,100	SeaCube Container Leasing Ltd.	156,520
2,900	United Rentals, Inc. (a)	124,381

		683,128

	Transportation Infrastructure — 0.3%
11,400	Wesco Aircraft Holdings, Inc. (a)	184,680

	Total Industrials	10,049,711

	Information Technology — 15.8%
	Communications Equipment — 1.4%
20,982	Arris Group, Inc. (a)	237,097
6,250	Black Box Corp.	159,437
3,500	Comtech Telecommunications Corp.	114,030
1,900	NETGEAR, Inc. (a)	72,580
1,900	Oplink Communications, Inc. (a)	32,490
4,400	Plantronics, Inc.	177,144
7,800	Polycom, Inc. (a)	148,746

		941,524

	Computers & Peripherals — 0.4%
4,000	Fusion-io, Inc. (a)	113,640
2,925	Imation Corp. (a)	18,106
2,600	Synaptics, Inc. (a)	94,926
5,100	Xyratex Ltd., (United Kingdom)	81,141

		307,813

	Electronic Equipment, Instruments & Components — 1.8%
8,700	Brightpoint, Inc. (a)	70,035
3,700	Daktronics, Inc.	32,893
4,000	DDi Corp.	48,800
1,600	FEI Co. (a)	78,576
4,100	Insight Enterprises, Inc. (a)	89,913
2,200	Littelfuse, Inc.	137,940
1,600	M/A-COM Technology Solutions Holdings, Inc. (a)	33,184
1,000	Measurement Specialties, Inc. (a)	33,700
6,100	Newport Corp. (a)	108,092
1,700	Plexus Corp. (a)	59,483
7,400	RadiSys Corp. (a)	54,760
10,500	SYNNEX Corp. (a)	400,470
5,600	TTM Technologies, Inc. (a)	64,344

		1,212,190

	Internet Software & Services — 1.2%
7,100	Ancestry.com, Inc. (a)	161,454
2,600	Bazaarvoice, Inc. (a)	51,662
2,200	Demandware, Inc. (a)	65,560
1,600	ExactTarget, Inc. (a)	41,600

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — Continued
1,100	Millennial Media, Inc. (a)	25,850
91,859	United Online, Inc.	449,191

		795,317

	IT Services — 2.3%
7,000	CACI International, Inc., Class A (a)	436,030
3,025	CSG Systems International, Inc. (a)	45,798
3,075	Gartner, Inc. (a)	131,118
6,000	Global Cash Access Holdings, Inc. (a)	46,800
1,800	ManTech International Corp., Class A	62,028
1,700	MAXIMUS, Inc.	69,139
3,900	TeleTech Holdings, Inc. (a)	62,790
3,000	Unisys Corp. (a)	59,160
4,500	Vantiv, Inc., Class A (a)	88,335
6,102	VeriFone Systems, Inc. (a)	316,511
3,500	Wright Express Corp. (a)	226,555

		1,544,264

	Semiconductors & Semiconductor Equipment — 4.3%
21,475	Amkor Technology, Inc. (a)	131,964
5,900	Brooks Automation, Inc.	72,747
18,425	Cirrus Logic, Inc. (a)	438,515
18,506	Entegris, Inc. (a)	172,846
9,700	Entropic Communications, Inc. (a)	56,551
46,100	GT Advanced Technologies, Inc. (a)	381,247
4,500	Integrated Silicon Solution, Inc. (a)	50,220
7,700	Intermolecular, Inc. (a)	47,817
57,100	Kulicke & Soffa Industries, Inc. (a)	709,753
10,700	Lattice Semiconductor Corp. (a)	68,801
6,775	Micrel, Inc.	69,511
6,000	Photronics, Inc. (a)	39,900
24,300	PMC-Sierra, Inc. (a)	175,689
16,900	Skyworks Solutions, Inc. (a)	467,285

		2,882,846

	Software — 4.4%
6,284	Actuate Corp. (a)	39,463
21,850	Aspen Technology, Inc. (a)	448,580
6,000	Ebix, Inc.	138,960
1,200	Guidewire Software, Inc. (a)	36,936
600	Imperva, Inc. (a)	23,490
18,014	JDA Software Group, Inc. (a)	495,025
1,100	Jive Software, Inc. (a)	29,876
1,600	Manhattan Associates, Inc. (a)	76,048
3,000	Monotype Imaging Holdings, Inc. (a)	44,700
3,400	Netscout Systems, Inc. (a)	69,156
7,840	Parametric Technology Corp. (a)	219,050
4,900	Progress Software Corp. (a)	115,738
6,700	Quest Software, Inc. (a)	155,909
1,400	Rovi Corp. (a)	45,570
4,100	SS&C Technologies Holdings, Inc. (a)	95,653
30,000	Take-Two Interactive Software, Inc. (a)	461,550
2,600	TeleCommunication Systems, Inc., Class A (a)	7,228
15,100	TeleNav, Inc. (a)	106,002
3,800	TIBCO Software, Inc. (a)	115,900
5,200	VirnetX Holding Corp. (a)	124,436
4,000	Websense, Inc. (a)	84,360

		2,933,630

	Total Information Technology	10,617,584

	Materials — 5.1%
	Chemicals — 2.1%
800	FutureFuel Corp.	8,784
10,300	Georgia Gulf Corp. (a)	359,264
4,700	H.B. Fuller Co.	154,301
5,100	Innophos Holdings, Inc.	255,612
1,000	Innospec, Inc. (a)	30,380
6,800	Koppers Holdings, Inc.	262,208
10,200	PolyOne Corp.	146,880
7,600	Solutia, Inc.	212,344

		1,429,773

	Containers & Packaging — 0.8%
24,600	Graphic Packaging Holding Co. (a)	135,792
6,175	Rock-Tenn Co., Class A	417,183

		552,975

	Metals & Mining — 1.6%
10,600	Coeur d’Alene Mines Corp. (a)	251,644
5,700	Hecla Mining Co.	26,334
28,900	Noranda Aluminum Holding Corp.	288,133
8,100	Revett Minerals, Inc. (a)	33,858
10,500	US Silica Holdings, Inc. (a)	219,870
13,300	Worthington Industries, Inc.	255,094

		1,074,933

	Paper & Forest Products — 0.6%
11,675	Buckeye Technologies, Inc.	396,600

	Total Materials	3,454,281

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
143,000	Cincinnati Bell, Inc. (a)	574,860
5,500	Consolidated Communications Holdings, Inc.	107,965

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
400	IDT Corp., Class B	3,736
21,100	Premiere Global Services, Inc. (a)	190,744
26,100	Vonage Holdings Corp. (a)	57,681

	Total Telecommunication Services	934,986

	Utilities — 3.0%
	Electric Utilities — 2.1%
700	Central Vermont Public Service Corp.	24,640
9,925	El Paso Electric Co.	322,463
3,500	Empire District Electric Co. (The)	71,225
5,800	IDACORP, Inc.	238,496
23,775	Portland General Electric Co.	593,900
2,425	UniSource Energy Corp.	88,682
2,000	Westar Energy, Inc.	55,860

		1,395,266

	Gas Utilities — 0.9%
419	AGL Resources, Inc. (m)	16,433
900	Chesapeake Utilities Corp.	37,008
2,000	Laclede Group, Inc. (The)	78,040
4,900	New Jersey Resources Corp.	218,393
1,500	Northwest Natural Gas Co.	68,100
2,800	Southwest Gas Corp.	119,672
1,700	WGL Holdings, Inc.	69,190

		606,836

	Independent Power Producers & Energy Traders — 0.0% (g)
400	Genie Energy Ltd., Class B	3,868

	Total Utilities	2,005,970

	Total Common Stocks (Cost $48,731,039)	65,722,387

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
240,000	U.S. Treasury Note, 0.500%, 11/30/12 (k) (Cost $240,553)	240,497

Short-Term Investment — 2.5%
	Investment Company — 2.5%
1,651,431	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $1,651,431)	1,651,431

	Total Investments — 100.6% (Cost $50,623,023)	67,614,315
	Liabilities in Excess of Other Assets — (0.6)%	(407,257)

	NET ASSETS — 100.0%	$67,207,058

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	E-mini Russell 2000	06/15/12	$1,572,630	$40,333

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,261,621
Aggregate gross unrealized depreciation	(2,270,329)

Net unrealized appreciation/depreciation	$16,991,292

Federal income tax cost of investments	$50,623,023

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$67,373,818	$240,497	$—	$67,614,315
Appreciation in Other Financial Instruments
Futures Contracts	$40,333	$—	$—	$40,333

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
	Consumer Discretionary — 14.9%
	Auto Components — 1.2%
30,691	Johnson Controls, Inc.	996,844

	Automobiles — 1.4%
45,630	General Motors Co. (a)	1,170,409

	Hotels, Restaurants & Leisure — 1.1%
10,090	Carnival Corp.	323,687
2,040	Marriott International, Inc., Class A	77,214
7,392	Yum! Brands, Inc.	526,163

		927,064

	Household Durables — 0.9%
14,630	D.R. Horton, Inc.	221,937
6,660	Lennar Corp., Class A	181,019
290	NVR, Inc. (a)	210,636
6,560	PulteGroup, Inc. (a)	58,056
3,050	Ryland Group, Inc. (The)	58,804

		730,452

	Internet & Catalog Retail — 1.0%
3,910	Amazon.com, Inc. (a)	791,814
2,600	Expedia, Inc.	86,944

		878,758

	Media — 5.0%
17,120	CBS Corp. (Non-Voting), Class B	580,539
34,700	Comcast Corp., Class A	1,041,347
3,250	DIRECTV, Class A (a)	160,355
1,670	Time Warner Cable, Inc.	136,105
60,475	Time Warner, Inc.	2,282,931

		4,201,277

	Multiline Retail — 0.5%
2,443	Kohl’s Corp.	122,223
5,010	Target Corp.	291,933

		414,156

	Specialty Retail — 2.5%
1,620	AutoZone, Inc. (a)	602,316
11,660	Home Depot, Inc. (The)	586,614
17,210	Lowe’s Cos., Inc.	540,050
320	Tiffany & Co.	22,122
8,980	TJX Cos., Inc.	356,596

		2,107,698

	Textiles, Apparel & Luxury Goods — 1.3%
1,000	Lululemon Athletica, Inc., (Canada) (a)	74,680
4,270	NIKE, Inc., Class B	463,039
3,650	V.F. Corp.	532,827

		1,070,546

	Total Consumer Discretionary	12,497,204

	Consumer Staples — 7.7%
	Beverages — 1.6%
16,320	Coca-Cola Co. (The)	1,207,843
1,410	PepsiCo, Inc.	93,554

		1,301,397

	Food & Staples Retailing — 0.7%
11,839	CVS Caremark Corp.	530,387
1,330	Wal-Mart Stores, Inc.	81,396

		611,783

	Food Products — 2.0%
3,670	Archer-Daniels-Midland Co.	116,192
7,930	Campbell Soup Co.	268,431
7,818	General Mills, Inc.	308,420
25,680	Kraft Foods, Inc., Class A	976,097

		1,669,140

	Household Products — 2.3%
3,530	Colgate-Palmolive Co.	345,163
23,427	Procter & Gamble Co. (The)	1,574,529

		1,919,692

	Tobacco — 1.1%
450	Lorillard, Inc.	58,266
10,230	Philip Morris International, Inc.	906,480

		964,746

	Total Consumer Staples	6,466,758

	Energy — 12.0%
	Energy Equipment & Services — 2.5%
4,880	Baker Hughes, Inc.	204,667
1,590	Cameron International Corp. (a)	84,000
7,130	Halliburton Co.	236,645
22,168	Schlumberger Ltd.	1,550,208

		2,075,520

	Oil, Gas & Consumable Fuels — 9.5%
6,680	Anadarko Petroleum Corp.	523,311
1,358	Apache Corp.	136,397
9,120	Chevron Corp.	978,029
5,780	ConocoPhillips	439,338
2,167	Devon Energy Corp.	154,117
6,620	EOG Resources, Inc.	735,482
5,460	EQT Corp.	263,227
19,525	Exxon Mobil Corp.	1,693,403

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
2,610	Marathon Petroleum Corp.	113,170
16,072	Occidental Petroleum Corp.	1,530,537
3,780	Peabody Energy Corp.	109,469
1,780	Pioneer Natural Resources Co.	198,630
2,790	Range Resources Corp.	162,211
1,900	Southwestern Energy Co. (a)	58,140
4,020	Valero Energy Corp.	103,595
24,140	Williams Cos., Inc. (The)	743,753

		7,942,809

	Total Energy	10,018,329

	Financials — 15.2%
	Capital Markets — 3.7%
7,240	Ameriprise Financial, Inc.	413,621
9,106	Goldman Sachs Group, Inc. (The)	1,132,513
16,100	Invesco Ltd.	429,387
24,311	Morgan Stanley	477,468
7,190	State Street Corp.	327,145
16,115	TD Ameritrade Holding Corp.	318,110

		3,098,244

	Commercial Banks — 3.5%
3,690	Huntington Bancshares, Inc.	23,801
12,100	SunTrust Banks, Inc.	292,457
10,602	U.S. Bancorp	335,871
65,993	Wells Fargo & Co.	2,253,001

		2,905,130

	Consumer Finance — 0.8%
7,150	American Express Co.	413,699
4,550	Capital One Financial Corp.	253,617

		667,316

	Diversified Financial Services — 3.7%
88,499	Bank of America Corp.	846,935
23,404	Citigroup, Inc.	855,416
3,097	CME Group, Inc.	896,055
1,630	IntercontinentalExchange, Inc. (a)	223,995
2,220	NASDAQ OMX Group, Inc. (The) (a)	57,498
7,810	NYSE Euronext	234,378

		3,114,277

	Insurance — 3.4%
8,268	ACE Ltd., (Switzerland)	605,218
2,680	Allstate Corp. (The)	88,226
3,430	Axis Capital Holdings Ltd., (Bermuda)	113,773
1,220	Everest Re Group Ltd., (Bermuda)	112,874
25,900	MetLife, Inc.	967,365
8,544	Prudential Financial, Inc.	541,604
1,788	RenaissanceRe Holdings Ltd., (Bermuda)	135,405
12,250	XL Group plc, (Ireland)	265,703

		2,830,168

	Real Estate Investment Trusts (REITs) — 0.1%
1,660	Vornado Realty Trust	139,772

	Total Financials	12,754,907

	Health Care — 12.8%
	Biotechnology — 1.8%
6,180	Biogen Idec, Inc. (a)	778,495
6,769	Celgene Corp. (a)	524,733
5,260	Vertex Pharmaceuticals, Inc. (a)	215,712

		1,518,940

	Health Care Equipment & Supplies — 1.3%
1,510	Baxter International, Inc.	90,268
1,210	Becton, Dickinson & Co.	93,956
16,939	Covidien plc, (Ireland)	926,225

		1,110,449

	Health Care Providers & Services — 3.7%
10,360	Cardinal Health, Inc.	446,620
8,350	Humana, Inc.	772,208
5,280	McKesson Corp.	463,426
23,610	UnitedHealth Group, Inc.	1,391,573

		3,073,827

	Pharmaceuticals — 6.0%
4,992	Abbott Laboratories	305,959
3,790	Allergan, Inc.	361,680
7,050	Johnson & Johnson	465,018
61,522	Merck & Co., Inc.	2,362,445
5,080	Mylan, Inc. (a)	119,126
60,362	Pfizer, Inc.	1,367,803

		4,982,031

	Total Health Care	10,685,247

	Industrials — 9.9%
	Aerospace & Defense — 2.7%
11,210	Honeywell International, Inc.	684,370
19,035	United Technologies Corp.	1,578,763

		2,263,133

	Building Products — 0.3%
20,520	Masco Corp.	274,352

	Construction & Engineering — 0.6%
8,520	Fluor Corp.	511,541

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electrical Equipment — 1.2%
19,098	Emerson Electric Co.	996,534

	Industrial Conglomerates — 2.1%
720	3M Co.	64,231
38,900	General Electric Co.	780,723
16,630	Tyco International Ltd., (Switzerland)	934,274

		1,779,228

	Machinery — 1.3%
1,100	Deere & Co.	88,990
15,063	PACCAR, Inc.	705,400
3,180	SPX Corp.	246,546

		1,040,936

	Road & Rail — 1.7%
17,970	CSX Corp.	386,714
10,858	Norfolk Southern Corp.	714,782
2,710	Union Pacific Corp.	291,271

		1,392,767

	Total Industrials	8,258,491

	Information Technology — 19.2%
	Communications Equipment — 3.2%
75,243	Cisco Systems, Inc.	1,591,389
3,873	Juniper Networks, Inc. (a)	88,614
14,094	QUALCOMM, Inc.	958,674

		2,638,677

	Computers & Peripherals — 6.4%
7,818	Apple, Inc. (a)	4,686,657
11,280	EMC Corp. (a)	337,046
6,080	NetApp, Inc. (a)	272,202
1,070	SanDisk Corp. (a)	53,061

		5,348,966

	Internet Software & Services — 0.9%
952	Google, Inc., Class A (a)	610,461
1,180	LinkedIn Corp., Class A (a)	120,348

		730,809

	IT Services — 1.6%
980	Accenture plc, (Ireland), Class A	63,210
7,390	Cognizant Technology Solutions Corp., Class A (a)	568,661
3,420	Genpact Ltd., (Bermuda) (a)	55,746
900	International Business Machines Corp.	187,785
780	MasterCard, Inc., Class A	328,021
1,510	Visa, Inc., Class A	178,180

		1,381,603

	Semiconductors & Semiconductor Equipment — 2.7%
14,910	Altera Corp.	593,716
1,560	Broadcom Corp., Class A (a)	61,308
5,600	Freescale Semiconductor Holdings I Ltd. (a)	86,184
14,650	Lam Research Corp. (a)	653,683
12,540	Texas Instruments, Inc.	421,469
12,136	Xilinx, Inc.	442,115

		2,258,475

	Software — 4.4%
3,370	Adobe Systems, Inc. (a)	115,625
1,630	Citrix Systems, Inc. (a)	128,623
66,693	Microsoft Corp.	2,150,849
43,980	Oracle Corp.	1,282,457

		3,677,554

	Total Information Technology	16,036,084

	Materials — 3.1%
	Chemicals — 1.9%
7,530	Air Products & Chemicals, Inc.	691,254
1,750	Dow Chemical Co. (The)	60,620
13,640	E.I. du Pont de Nemours & Co.	721,556
2,814	Georgia Gulf Corp. (a)	98,152

		1,571,582

	Containers & Packaging — 0.1%
3,130	Crown Holdings, Inc. (a)	115,278

	Metals & Mining — 1.0%
11,440	Freeport-McMoRan Copper & Gold, Inc.	435,177
8,100	United States Steel Corp.	237,897
2,870	Walter Energy, Inc.	169,933

		843,007

	Paper & Forest Products — 0.1%
2,790	International Paper Co.	97,929

	Total Materials	2,627,796

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
25,320	AT&T, Inc.	790,744
28,933	Verizon Communications, Inc.	1,106,108

		1,896,852

	Wireless Telecommunication Services — 0.0% (g)
14,400	Sprint Nextel Corp. (a)	41,040

	Total Telecommunication Services	1,937,892

	Utilities — 2.0%
	Electric Utilities — 1.2%
3,900	FirstEnergy Corp.	177,801

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electric Utilities — Continued
6,580	NextEra Energy, Inc.	401,907
1,800	Northeast Utilities	66,816
3,500	NV Energy, Inc.	56,420
9,870	PPL Corp.	278,926

		981,870

	Gas Utilities — 0.2%
4,520	AGL Resources, Inc.	177,274

	Multi-Utilities — 0.6%
1,190	DTE Energy Co.	65,486
9,950	PG&E Corp.	431,929

		497,415

	Total Utilities	1,656,559

	Total Common Stocks (Cost $71,517,355)	82,939,267

Short-Term Investment — 1.0%
	Investment Company — 1.0%
819,349	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (m) (Cost $819,349)	819,349

	Total Investments — 100.1% (Cost $72,336,704)	83,758,616
	Liabilities in Excess of Other Assets — (0.1)%	(84,677)

	NET ASSETS — 100.0%	$83,673,939

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini S&P 500	06/15/12	$210,480	$23

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,027,859
Aggregate gross unrealized depreciation	(605,947)

Net unrealized appreciation/depreciation	$11,421,912

Federal income tax cost of investments	$72,336,704

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$83,758,616	$—	$—	$83,758,616
Appreciation in Other Financial Instruments
Futures Contracts	$23	$—	$—	$23

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2012